May 1, 2024
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2024. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2024

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $7,319,821, $7,100,627 and $7,318,653 at December 31, 2023, 2022 and 2021.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $402,082.60, $404,905.84, and $420,190.38 in 2021, 2022 and 2023.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2023, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the related statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2023 and 2022, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2023 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
2

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2023, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account's auditor since 1989.
Chicago, Illinois
March 27, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix
Statements of net assets as of December 31, 2023, the related statements of operations for the year then ended, and the statements of contract owner’s equity for each of the years in the two -year period then ended.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND1
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 11
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS

PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
(1)
See Note 1 to the financial statements for the former name of the sub-account

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
ASSETS
Investments at market value	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
TOTAL ASSETS	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
NET ASSETS
Active Contracts	$226,737	$36,085,146	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
Payout Contracts	$–	$182,732	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
INVESTMENTS
Cost of investments	$294,201	$46,600,778	$4,002,544	$50,617,176	$3,686,276	$10,885,966	$974,242	$16,173,930
Unrealized appreciation (depreciation) on investments	$(67,464)	$(10,332,900)	$(251,204)	$4,365,898	$(449,819)	$(934,744)	$(102,642)	$780,700
Number of shares in underlying mutual funds	13,456	1,772,624	378,541	574,536	320,441	863,072	34,207	679,544
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	54,392	–	27,948	–	104,184	–	58,228
M&E Rate .0125	5,916	549,799	315,006	180,805	168,228	479,257	28,011	430,220
M&E Rate .0145	–	597	–	499	–	2,145	–	1,551
M&E Rate .0155	–	1,943	–	551	–	278	–	1,519
M&E Rate .0165	–	3,097	–	1,763	–	3,147	–	3,221
Retired Payout	–	8,931	–	–	–	–	–	–
Total Units	5,916	618,759	315,006	211,566	168,228	589,011	28,011	494,739
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$62.24	$–	$266.76	$–	$17.31	$–	$35.19
M&E Rate .0125	$38.32	$58.90	$11.91	$258.98	$19.24	$16.81	$31.12	$34.16
M&E Rate .0145	$–	$57.54	$–	$253.40	$–	$16.31	$–	$33.74
M&E Rate .0155	$–	$56.53	$–	$250.88	$–	$15.99	$–	$33.06
M&E Rate .0165	$–	$55.62	$–	$248.77	$–	$16.13	$–	$32.80
Retired Payout	$–	$20.46	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
TOTAL ASSETS	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
NET ASSETS
Active Contracts	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,731,322	$281,003,501	$10,738,356	$2,598,952
Payout Contracts	$–	$–	$–	$–	$149,774	$–	$–	$–
TOTAL NET ASSETS	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
INVESTMENTS
Cost of investments	$3,709,742	$30,072,346	$1,896,268	$1,886,931	$141,161,335	$250,947,934	$10,778,728	$3,296,827
Unrealized appreciation (depreciation) on investments	$(12,371)	$1,666,487	$(84,187)	$(77,404)	$13,719,761	$30,055,567	$(40,372)	$(697,875)
Number of shares in underlying mutual funds	255,167	2,257,385	264,924	264,551	8,335,904	2,354,844	4,530,952	95,026
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	201,459	–	35,145	165,599	56,855	–	7,172
M&E Rate .0125	150,671	867,803	201,775	168,148	3,054,759	1,319,682	3,593,579	62,562
M&E Rate .0145	–	2,513	–	78	5,733	2,020	–	85
M&E Rate .0155	–	2,083	–	22	3,432	1,962	–	1,097
M&E Rate .0165	–	7,577	–	316	5,164	3,469	–	2,065
Retired Payout	–	–	–	–	8,061	–	–	–
Total Units	150,671	1,081,435	201,775	203,709	3,242,748	1,383,988	3,593,579	72,981
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$30.07	$–	$9.08	$49.89	$211.83	$–	$36.12
M&E Rate .0125	$24.54	$29.20	$9.03	$8.90	$47.74	$202.70	$2.99	$35.58
M&E Rate .0145	$–	$28.51	$–	$8.66	$45.98	$201.14	$–	$35.55
M&E Rate .0155	$–	$28.22	$–	$8.51	$45.38	$196.39	$–	$35.09
M&E Rate .0165	$–	$28.06	$–	$8.46	$44.70	$191.78	$–	$35.20
Retired Payout	$–	$–	$–	$–	$18.58	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
TOTAL ASSETS	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
NET ASSETS
Active Contracts	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
INVESTMENTS
Cost of investments	$707,174	$2,359,488	$1,067,559	$1,823,945	$14,676,365	$1,852,132	$1,649,866	$28,801,708
Unrealized appreciation (depreciation) on investments	$90,140	$(267,375)	$(136,037)	$(132,449)	$(162,024)	$(86,699)	$(79,242)	$2,182,025
Number of shares in underlying mutual funds	35,279	183,358	74,522	111,503	966,978	114,937	60,432	1,204,655
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	30,377	–	–	86,749	–	–	57,486
M&E Rate .0125	23,686	89,086	52,254	88,344	632,724	89,057	48,097	839,163
M&E Rate .0145	–	8	–	–	1,203	–	–	4,323
M&E Rate .0155	–	8	–	–	751	–	–	1,830
M&E Rate .0165	–	8	–	–	5,362	–	–	6,341
Retired Payout	–	–	–	–	–	–	–	–
Total Units	23,686	119,487	52,254	88,344	726,789	89,057	48,097	909,143
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$17.87	$–	$–	$20.45	$–	$–	$34.90
M&E Rate .0125	$33.66	$17.39	$17.83	$19.15	$19.91	$19.82	$32.66	$34.04
M&E Rate .0145	$–	$17.47	$–	$–	$19.56	$–	$–	$33.61
M&E Rate .0155	$–	$16.72	$–	$–	$19.45	$–	$–	$33.24
M&E Rate .0165	$–	$16.92	$–	$–	$19.22	$–	$–	$32.91
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
TOTAL ASSETS	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
NET ASSETS
Active Contracts	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
INVESTMENTS
Cost of investments	$482,446	$893,799	$20,782,344	$429,888	$128,155	$840,930	$9,986	$104,200
Unrealized appreciation (depreciation) on investments	$14,646	$15,054	$2,376,988	$446	$8,194	$12,012	$(603)	$(3,942)
Number of shares in underlying mutual funds	19,956	36,051	927,115	18,899	10,702	67,214	745	8,098
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	38,887	–	13	103	–	103
M&E Rate .0125	15,338	28,186	641,979	14,737	9,462	50,868	651	6,923
M&E Rate .0145	–	–	54	–	13	8,981	–	13
M&E Rate .0155	–	–	5	–	13	13	–	13
M&E Rate .0165	–	–	2,146	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	15,338	28,186	683,071	14,737	9,514	59,978	651	7,065
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$34.77	$–	$14.84	$14.50	$–	$14.53
M&E Rate .0125	$32.41	$32.24	$33.86	$29.20	$14.33	$14.25	$14.41	$14.19
M&E Rate .0145	$–	$–	$33.80	$–	$14.04	$14.03	$–	$13.85
M&E Rate .0155	$–	$–	$32.78	$–	$14.02	$13.86	$–	$13.82
M&E Rate .0165	$–	$–	$32.76	$–	$14.01	$13.86	$–	$13.81
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
TOTAL ASSETS	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
NET ASSETS
Active Contracts	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$654,952,486	$2,799,681
Payout Contracts	$–	$–	$–	$–	$–	$–	$124,946	$–
TOTAL NET ASSETS	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
INVESTMENTS
Cost of investments	$2,339,541	$4,123,560	$12,710,093	$50,161,370	$45,821,095	$30,357,878	$352,903,941	$2,789,765
Unrealized appreciation (depreciation) on investments	$(210,013)	$(211,300)	$(748,007)	$(2,978,473)	$(297,681)	$(183,647)	$302,173,491	$9,916
Number of shares in underlying mutual funds	194,123	375,097	1,057,656	4,884,358	3,759,159	2,504,086	1,438,845	250,643
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	271	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	103,515	96,318	214,719	254,001	67,703	52,212	–
M&E Rate .0125	164,306	195,166	563,385	2,482,724	1,982,798	1,326,866	1,063,601	226,845
M&E Rate .0145	–	23	6,534	22,040	1,522	526	2,554	–
M&E Rate .0155	–	23	5,774	5,026	1,003	214	1,588	–
M&E Rate .0165	–	23	19,166	11,927	41,683	6,732	3,503	–
Retired Payout	–	–	–	–	–	–	274	–
Total Units	164,306	298,750	691,177	2,736,436	2,281,007	1,402,041	1,124,003	226,845
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$535.88	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$13.31	$17.74	$17.67	$20.44	$22.06	$604.41	$–
M&E Rate .0125	$12.96	$12.98	$17.26	$17.21	$19.91	$21.50	$582.06	$12.34
M&E Rate .0145	$–	$12.90	$16.85	$16.93	$19.59	$21.29	$556.27	$–
M&E Rate .0155	$–	$12.80	$16.96	$16.92	$19.58	$21.13	$550.26	$–
M&E Rate .0165	$–	$12.80	$16.83	$16.70	$19.31	$20.97	$535.76	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$455.28	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
ASSETS
Investments at market value	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
TOTAL ASSETS	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
NET ASSETS
Active Contracts	$35,198,200	$69,757,555	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
Payout Contracts	$21,099	$149,375	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
INVESTMENTS
Cost of investments	$40,542,693	$52,938,338	$22,323,962	$22,338,299	$429,254	$4,499,879	$9,730,794	$41,936,381
Unrealized appreciation (depreciation) on investments	$(5,323,394)	$16,968,592	$(1,846,444)	$–	$(29,736)	$(278,397)	$(2,538,697)	$10,823,594
Number of shares in underlying mutual funds	3,255,020	2,740,373	1,213,123	22,338,299	5,221	173,509	300,171	1,402,221
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	178,287	93,803	86,832	2,534,865	–	13,388	16,467	37,793
M&E Rate .0125	1,378,958	1,601,784	772,638	19,089,156	3,370	89,421	143,889	742,553
M&E Rate .0145	11,361	5,746	3,014	50,603	–	51	202	874
M&E Rate .0155	1,533	3,772	2,407	39,650	–	396	238	2,814
M&E Rate .0165	16,168	7,746	5,572	100,162	–	72	3,633	1,517
Retired Payout	1,951	5,855	–	–	–	–	–	–
Total Units	1,588,258	1,718,706	870,463	21,814,436	3,370	103,328	164,429	785,551
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$23.63	$43.54	$24.08	$1.05	$–	$41.81	$45.08	$70.00
M&E Rate .0125	$22.13	$40.63	$23.47	$1.02	$118.55	$40.72	$43.64	$67.03
M&E Rate .0145	$16.54	$35.13	$22.85	$1.04	$–	$40.09	$42.85	$66.34
M&E Rate .0155	$16.25	$34.54	$22.89	$1.04	$–	$39.82	$42.30	$65.64
M&E Rate .0165	$15.97	$33.90	$22.73	$1.03	$–	$39.40	$41.82	$64.93
Retired Payout	$10.82	$25.51	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
TOTAL ASSETS	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
NET ASSETS
Active Contracts	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
INVESTMENTS
Cost of investments	$1,034,870	$3,239,693	$577,880	$5,644,163	$3,053,252	$6,252,570	$3,533,370	$4,467,298
Unrealized appreciation (depreciation) on investments	$(68,248)	$(58,470)	$(3,029)	$679,876	$(458,674)	$236,524	$81,823	$(810,740)
Number of shares in underlying mutual funds	96,566	220,459	58,479	653,310	200,508	156,855	78,268	105,589
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	17,028	–	51,783	–	–	–	–
M&E Rate .0125	44,568	151,955	40,774	297,877	112,116	110,284	64,839	100,579
M&E Rate .0145	–	1,847	–	118	–	–	–	–
M&E Rate .0155	–	415	–	1,231	–	–	–	–
M&E Rate .0165	–	151	–	1,351	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	44,568	171,396	40,774	352,360	112,116	110,284	64,839	100,579
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$18.82	$–	$18.36	$–	$–	$–	$–
M&E Rate .0125	$21.69	$18.53	$14.10	$17.88	$23.14	$58.84	$55.76	$36.35
M&E Rate .0145	$–	$18.62	$–	$17.17	$–	$–	$–	$–
M&E Rate .0155	$–	$18.30	$–	$17.44	$–	$–	$–	$–
M&E Rate .0165	$–	$18.23	$–	$17.34	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
ASSETS
Investments at market value	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
TOTAL ASSETS	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
NET ASSETS
Active Contracts	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
INVESTMENTS
Cost of investments	$22,593,768	$1,859,793	$37,242,144	$1,459,976	$15,155,173	$4,398,740	$3,367,633	$4,326,393
Unrealized appreciation (depreciation) on investments	$794,662	$(162,064)	$1,925,765	$(187,256)	$(2,014,216)	$(605,365)	$329,595	$18,271
Number of shares in underlying mutual funds	694,637	98,935	452,338	172,455	233,742	467,741	296,490	83,567
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	449,714	75,381	323,086	164,625	132,282	416,949	276,952	64,181
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	449,714	75,381	323,086	164,625	132,282	416,949	276,952	64,181
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$52.01	$22.52	$121.23	$7.73	$99.34	$9.10	$13.35	$67.69
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
ASSETS
Investments at market value	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
TOTAL ASSETS	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
NET ASSETS
Active Contracts	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
INVESTMENTS
Cost of investments	$3,795,836	$226,957	$4,436,166	$121,161,841	$18,431,067	$6,741,108	$25,414,064	$7,327,813
Unrealized appreciation (depreciation) on investments	$(261,347)	$(26,171)	$(629,725)	$41,038,817	$1,923,394	$(317,417)	$4,651,252	$–
Number of shares in underlying mutual funds	312,787	14,796	289,904	368,646	1,321,718	187,992	241,140	7,327,813
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	41,721	–	–	–	–	–
M&E Rate .0125	257,125	13,615	158,218	356,263	1,170,012	166,671	239,798	7,102,974
M&E Rate .0145	–	–	1,161	–	–	–	–	–
M&E Rate .0155	–	–	3,491	–	–	–	–	–
M&E Rate .0165	–	–	3,261	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	257,125	13,615	207,852	356,263	1,170,012	166,671	239,798	7,102,974
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$18.97	$–	$–	$–	$–	$–
M&E Rate .0125	$13.75	$14.75	$18.19	$455.28	$17.40	$38.54	$125.38	$1.03
M&E Rate .0145	$–	$–	$17.68	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$17.41	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$17.21	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
ASSETS
Investments at market value	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
TOTAL ASSETS	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
NET ASSETS
Active Contracts	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
INVESTMENTS
Cost of investments	$15,229,584	$16,607,776	$10,055,074	$10,965,535	$23,721,825	$10,181,026	$30,838,128	$45,578,993
Unrealized appreciation (depreciation) on investments	$(619,692)	$(2,311,966)	$220,236	$954,327	$4,582,110	$(1,552,970)	$(1,899,342)	$(1,832,976)
Number of shares in underlying mutual funds	2,695,552	614,609	82,104	412,452	276,974	321,104	1,574,471	1,233,324
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	2,070,607	350,097	68,472	230,813	272,388	220,485	1,214,542	984,500
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	2,070,607	350,097	68,472	230,813	272,388	220,485	1,214,542	984,500
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$7.06	$40.83	$150.07	$51.64	$103.91	$39.13	$23.83	$44.43
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
ASSETS
Investments at market value	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
TOTAL ASSETS	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
NET ASSETS
Active Contracts	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
INVESTMENTS
Cost of investments	$45,739,843	$41,828,316	$31,951,693	$33,682,469	$5,145,298	$5,992,243	$14,368,160	$25,872,194
Unrealized appreciation (depreciation) on investments	$(996,572)	$(810,298)	$1,277,471	$2,121,223	$274,940	$354,739	$(753,800)	$(2,547,185)
Number of shares in underlying mutual funds	2,022,752	1,043,715	1,246,405	805,664	109,301	138,914	1,046,454	2,402,164
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	1,587,480	818,934	1,025,074	681,352	97,700	129,506	861,413	2,194,425
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	1,587,480	818,934	1,025,074	681,352	97,700	129,506	861,413	2,194,425
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$28.19	$50.09	$32.42	$52.55	$55.48	$49.01	$15.80	$10.63
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
ASSETS
Investments at market value	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
TOTAL ASSETS	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
NET ASSETS
Active Contracts	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
INVESTMENTS
Cost of investments	$11,255,306	$4,559,568	$1,998,695	$4,085,265	$1,400,758	$1,972,479	$1,034,202	$3,535,444
Unrealized appreciation (depreciation) on investments	$1,419,808	$(340,613)	$(308,413)	$49,828	$(73,122)	$22,367	$(40,180)	$(259,127)
Number of shares in underlying mutual funds	208,164	226,826	68,795	172,800	111,379	193,486	56,446	308,214
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	6,570	–	–	–	–	–	–
M&E Rate .0125	170,160	206,382	47,108	115,537	81,977	188,377	29,362	285,389
M&E Rate .0145	–	966	–	–	–	–	–	–
M&E Rate .0155	–	1,463	–	–	–	–	–	–
M&E Rate .0165	–	126	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	170,160	215,507	47,108	115,537	81,977	188,377	29,362	285,389
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$19.86	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$74.49	$19.58	$35.88	$35.79	$16.20	$10.59	$33.85	$11.48
M&E Rate .0145	$–	$19.98	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$18.11	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2023
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$448,957,247
TOTAL ASSETS	$448,957,247
NET ASSETS
Active Contracts	$447,628,488
Payout Contracts	$1,328,758
TOTAL NET ASSETS	$448,957,246
INVESTMENTS
Cost of investments	$483,353,225
Unrealized appreciation (depreciation) on investments	$(34,395,979)
Number of shares in underlying mutual funds	26,193,533
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	5,909
M&E Rate .0029	75,537
M&E Rate .0039	21,625
M&E Rate .0095	204,077
M&E Rate .0125	11,058,126
M&E Rate .0145	74,361
M&E Rate .0155	16,595
M&E Rate .0165	43,378
Retired Payout	77,524
Total Units	11,577,132
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$52.01
M&E Rate .0029	$30.90
M&E Rate .0039	$30.62
M&E Rate .0095	$41.80
M&E Rate .0125	$39.00
M&E Rate .0145	$34.53
M&E Rate .0155	$33.94
M&E Rate .0165	$33.35
Retired Payout	$17.14
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
INVESTMENT INCOME
Dividend income distribution	$—	$—	$135,862	$85,969	$78,825	$171,959	$13,997	$200,554
Investment Income	—	—	135,862	85,969	78,825	171,959	13,997	200,554
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	2,870,587	—	1,097,640	—	—
Net realized gain (loss) on investments	(37,266)	(1,848,701)	(92,367)	712,342	(312,195)	(100,829)	(3,310)	342,155
Net change in unrealized appreciation (depreciation) on investments	82,422	8,215,529	82,060	12,020,861	616,403	(234,616)	114,144	1,845,053
Net gain (loss) on investments	45,156	6,366,828	(10,307)	15,603,790	304,208	762,195	110,834	2,187,208
EXPENSES
Mortality and expense risk charge (Note 3)	(2,811)	(424,318)	(35,785)	(590,846)	(31,595)	(112,378)	(10,431)	(199,979)
Total Expenses	(2,811)	(424,318)	(35,785)	(590,846)	(31,595)	(112,378)	(10,431)	(199,979)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,345	$5,942,510	$89,770	$15,098,913	$351,438	$821,776	$114,400	$2,187,783
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$73,240	$502,103	$109,522	$109,042	$1,523,582	$3,253,013	$153,819	$—
Investment Income	73,240	502,103	109,522	109,042	1,523,582	3,253,013	153,819	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	33,237	279,641	—	—	7,953,937	10,976,556	36,848	—
Net realized gain (loss) on investments	50,612	(323,063)	(25,987)	(43,521)	143,281	1,530,888	(98,488)	(136,352)
Net change in unrealized appreciation (depreciation) on investments	416,156	4,251,029	125,735	145,464	11,426,217	23,697,181	1,337,158	335,438
Net gain (loss) on investments	500,005	4,207,607	99,748	101,943	19,523,435	36,204,625	1,275,518	199,086
EXPENSES
Mortality and expense risk charge (Note 3)	(43,694)	(350,975)	(20,817)	(20,624)	(1,769,891)	(3,261,799)	(112,553)	(31,995)
Total Expenses	(43,694)	(350,975)	(20,817)	(20,624)	(1,769,891)	(3,261,799)	(112,553)	(31,995)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$529,551	$4,358,735	$188,453	$190,361	$19,277,126	$36,195,839	$1,316,784	$167,091
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$11,345	$72,176	$27,964	$51,649	$356,702	$41,617	$29,578	$501,871
Investment Income	11,345	72,176	27,964	51,649	356,702	41,617	29,578	501,871
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	50,482	44,438	5,694	—	—	—	3,590	56,030
Net realized gain (loss) on investments	14,311	(175,922)	(2,968)	(21,697)	(763)	(32,173)	39,391	285,917
Net change in unrealized appreciation (depreciation) on investments	58,718	280,454	68,733	197,944	1,356,919	208,711	175,357	3,497,534
Net gain (loss) on investments	123,511	148,970	71,459	176,247	1,356,156	176,538	218,338	3,839,481
EXPENSES
Mortality and expense risk charge (Note 3)	(8,856)	(25,502)	(10,701)	(22,805)	(166,117)	(20,627)	(19,815)	(350,771)
Total Expenses	(8,856)	(25,502)	(10,701)	(22,805)	(166,117)	(20,627)	(19,815)	(350,771)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,000	$195,644	$88,722	$205,091	$1,546,741	$197,528	$228,101	$3,990,581
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$7,316	$14,329	$271,037	$6,012	$1,739	$9,316	$122	$1,132
Investment Income	7,316	14,329	271,037	6,012	1,739	9,316	122	1,132
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	6,074	14,627	325,056	5,918	1,314	6,254	97	1,068
Net realized gain (loss) on investments	758	20,325	259,207	589	(233)	(4,167)	(35)	66
Net change in unrealized appreciation (depreciation) on investments	63,811	119,632	2,824,171	58,761	18,102	113,919	1,267	14,402
Net gain (loss) on investments	70,643	154,584	3,408,434	65,268	19,183	116,006	1,329	15,536
EXPENSES
Mortality and expense risk charge (Note 3)	(5,507)	(11,789)	(256,704)	(5,079)	(1,367)	(6,707)	(101)	(1,204)
Total Expenses	(5,507)	(11,789)	(256,704)	(5,079)	(1,367)	(6,707)	(101)	(1,204)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,452	$157,124	$3,422,767	$66,201	$19,555	$118,615	$1,350	$15,464
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$101,281	$139,909	$279,963	$992,754	$814,893	$412,907	$7,636,148	$67,288
Investment Income	101,281	139,909	279,963	992,754	814,893	412,907	7,636,148	67,288
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	—	—	5,744,518	—
Net realized gain (loss) on investments	(173,724)	(60,626)	(138,564)	(592,214)	(166,204)	(137,496)	24,937,229	(54,998)
Net change in unrealized appreciation (depreciation) on investments	257,818	237,281	1,223,910	5,522,202	5,618,029	4,277,036	102,166,200	121,942
Net gain (loss) on investments	84,094	176,655	1,085,346	4,929,988	5,451,825	4,139,540	132,847,947	66,944
EXPENSES
Mortality and expense risk charge (Note 3)	(34,087)	(45,967)	(139,819)	(551,768)	(526,347)	(349,046)	(7,526,729)	(19,912)
Total Expenses	(34,087)	(45,967)	(139,819)	(551,768)	(526,347)	(349,046)	(7,526,729)	(19,912)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$151,288	$270,597	$1,225,490	$5,370,974	$5,740,371	$4,203,401	$132,957,366	$114,320
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
INVESTMENT INCOME
Dividend income distribution	$850,203	$529,226	$446,369	$831,454	$664	$58,753	$—	$762,989
Investment Income	850,203	529,226	446,369	831,454	664	58,753	—	762,989
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	177,318	818,715	—	26,932	6,300	—	2,283,475
Net realized gain (loss) on investments	(440,306)	3,027,773	(544,661)	—	6,453	87,816	(393,006)	2,326,185
Net change in unrealized appreciation (depreciation) on investments	1,595,322	8,578,462	1,322,214	—	31,474	347,875	979,193	6,292,738
Net gain (loss) on investments	1,155,016	11,783,553	1,596,268	–	64,859	441,991	586,187	10,902,398
EXPENSES
Mortality and expense risk charge (Note 3)	(412,290)	(823,790)	(233,657)	(205,134)	(4,927)	(46,034)	(90,109)	(598,572)
Total Expenses	(412,290)	(823,790)	(233,657)	(205,134)	(4,927)	(46,034)	(90,109)	(598,572)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,592,929	$11,488,989	$1,808,980	$626,320	$60,596	$454,710	$496,078	$11,066,815
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$6,756	$27,029	$9,589	$90,052	$—	$31,974	$—	$39,131
Investment Income	6,756	27,029	9,589	90,052	—	31,974	—	39,131
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	29,570	94,820	18,185	200,253	—	130,898	—	—
Net realized gain (loss) on investments	(1,079)	13,985	16,689	44,686	(211,729)	(2,717)	(16,317)	(42,365)
Net change in unrealized appreciation (depreciation) on investments	122,215	244,625	21,228	376,914	496,543	1,027,880	1,294,271	79,115
Net gain (loss) on investments	150,706	353,430	56,102	621,853	284,814	1,156,061	1,277,954	36,750
EXPENSES
Mortality and expense risk charge (Note 3)	(10,611)	(35,444)	(6,533)	(70,009)	(26,171)	(61,693)	(40,592)	(44,235)
Total Expenses	(10,611)	(35,444)	(6,533)	(70,009)	(26,171)	(61,693)	(40,592)	(44,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,851	$345,015	$59,158	$641,896	$258,643	$1,126,342	$1,237,362	$31,646
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$422,117	$40,214	$—	$—	$31,574	$—	$145,236	$80,879
Investment Income	422,117	40,214	—	—	31,574	—	145,236	80,879
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	902,240	—	—	1,259,582	—	—	—	—
Net realized gain (loss) on investments	101,606	(46,671)	—	176,413	(52,814)	(15,482)	(61,590)	75,218
Net change in unrealized appreciation (depreciation) on investments	557,420	174,525	—	10,136,662	105,696	2,194,722	89,291	342,008
Net gain (loss) on investments	1,561,266	127,854	–	11,572,657	52,882	2,179,240	27,701	417,226
EXPENSES
Mortality and expense risk charge (Note 3)	(238,729)	(19,327)	—	(402,860)	(15,432)	(140,502)	(46,805)	(40,380)
Total Expenses	(238,729)	(19,327)	—	(402,860)	(15,432)	(140,502)	(46,805)	(40,380)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,744,654	$148,741	$—	$11,169,797	$69,024	$2,038,738	$126,132	$457,725
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$26,362	$137,568	$—	$—	$2,198,266	$604,513	$209,980	$350,742
Investment Income	26,362	137,568	—	—	2,198,266	604,513	209,980	350,742
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	110,818	—	—	—	—	—	—	—
Net realized gain (loss) on investments	38,575	(30,015)	(14,191)	(156,642)	1,554,439	24,287	(33,141)	131,011
Net change in unrealized appreciation (depreciation) on investments	289,148	144,006	20,471	261,109	27,745,377	2,330,793	329,054	5,183,130
Net gain (loss) on investments	438,541	113,991	6,280	104,467	29,299,816	2,355,080	295,913	5,314,141
EXPENSES
Mortality and expense risk charge (Note 3)	(48,119)	(39,049)	(2,482)	(44,388)	(1,673,545)	(223,366)	(71,018)	(295,170)
Total Expenses	(48,119)	(39,049)	(2,482)	(44,388)	(1,673,545)	(223,366)	(71,018)	(295,170)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$416,784	$212,510	$3,798	$60,079	$29,824,537	$2,736,227	$434,875	$5,369,713
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
INVESTMENT INCOME
Dividend income distribution	$181,881	$755,327	$55,675	$378,921	$187,843	$400,166	$239,086	$766,147
Investment Income	181,881	755,327	55,675	378,921	187,843	400,166	239,086	766,147
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	724,242	—	265,905	338,741
Net realized gain (loss) on investments	—	(106,475)	(189,667)	13,909	72,051	181,337	(628,219)	(230,719)
Net change in unrealized appreciation (depreciation) on investments	—	800,167	2,938,237	692,890	1,255,898	3,488,865	1,224,057	2,800,963
Net gain (loss) on investments	—	693,692	2,748,570	706,799	2,052,191	3,670,202	861,743	2,908,985
EXPENSES
Mortality and expense risk charge (Note 3)	(44,395)	(156,759)	(161,714)	(109,298)	(114,097)	(282,808)	(118,720)	(336,355)
Total Expenses	(44,395)	(156,759)	(161,714)	(109,298)	(114,097)	(282,808)	(118,720)	(336,355)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,486	$1,292,260	$2,642,531	$976,422	$2,125,937	$3,787,560	$982,109	$3,338,777
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
INVESTMENT INCOME
Dividend income distribution	$1,107,008	$1,081,880	$952,730	$739,766	$775,343	$116,558	$132,891	$412,967
Investment Income	1,107,008	1,081,880	952,730	739,766	775,343	116,558	132,891	412,967
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	—	—	—	137,391
Net realized gain (loss) on investments	51,042	14,082	68,334	184,376	142,245	(33,318)	9,315	(598,489)
Net change in unrealized appreciation (depreciation) on investments	4,687,557	5,041,474	4,953,773	4,242,360	4,700,361	705,071	754,126	1,437,675
Net gain (loss) on investments	4,738,599	5,055,556	5,022,107	4,426,736	4,842,606	671,753	763,441	976,577
EXPENSES
Mortality and expense risk charge (Note 3)	(486,064)	(477,528)	(437,451)	(356,429)	(377,571)	(52,948)	(60,072)	(172,916)
Total Expenses	(486,064)	(477,528)	(437,451)	(356,429)	(377,571)	(52,948)	(60,072)	(172,916)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,359,543	$5,659,908	$5,537,386	$4,810,073	$5,240,378	$735,363	$836,260	$1,216,628
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$655,227	$162,316	$74,001	$25,894	$57,592	$29,491	$31,022	$3,695
Investment Income	655,227	162,316	74,001	25,894	57,592	29,491	31,022	3,695
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	359,492	6,447	55,835	72,273	55,637	—	—
Net realized gain (loss) on investments	(217,212)	346,015	(142,469)	(33,640)	(31,303)	(13,377)	(40,493)	(40,287)
Net change in unrealized appreciation (depreciation) on investments	770,907	1,796,833	311,396	181,871	475,041	68,269	115,553	201,019
Net gain (loss) on investments	553,695	2,502,340	175,374	204,066	516,011	110,529	75,060	160,732
EXPENSES
Mortality and expense risk charge (Note 3)	(258,725)	(144,685)	(48,321)	(20,943)	(49,863)	(15,009)	(20,177)	(11,464)
Total Expenses	(258,725)	(144,685)	(48,321)	(20,943)	(49,863)	(15,009)	(20,177)	(11,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$950,197	$2,519,971	$201,054	$209,017	$523,740	$125,011	$85,905	$152,963
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2023
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$94,535	$5,710,391
Investment Income	94,535	5,710,391
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	15,113,133
Net realized gain (loss) on investments	(221,533)	(6,915,135)
Net change in unrealized appreciation (depreciation) on investments	305,230	51,587,921
Net gain (loss) on investments	83,697	59,785,919
EXPENSES
Mortality and expense risk charge (Note 3)	(43,567)	(5,304,152)
Total Expenses	(43,567)	(5,304,152)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,665	$60,192,158
* T. Rowe Price Government Money Portfolio shares were liquidated in 2022.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$–	$135,862	$85,969	$78,825	$171,959	$13,997	$200,554
Capital gain distribution	–	–	–	2,870,587	–	1,097,640	–	–
Net realized gain (loss) on investments	(37,266)	(1,848,701)	(92,367)	712,342	(312,195)	(100,829)	(3,310)	342,155
Net change in unrealized appreciation (depreciation) on investments	82,422	8,215,529	82,060	12,020,861	616,403	(234,616)	114,144	1,845,053
Mortality and expense risk charge (Note 3)	(2,811)	(424,318)	(35,785)	(590,846)	(31,595)	(112,378)	(10,431)	(199,979)
Net increase (decrease) in net assets resulting from operations	42,345	5,942,510	89,770	15,098,913	351,438	821,776	114,400	2,187,783
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	721	1,182,275	1,332,143	2,083,148	899,019	494,208	15,796	900,501
Net transfer from (to) fixed accumulation account	989	(364,309)	60,918	272,341	96,267	(71,680)	8,587	(379,031)
Transfer between funds	2,221	(435,546)	94,463	(118,764)	20,625	30,954	8,424	(189,426)
Payments to contract owners	(34,342)	(3,039,397)	(202,777)	(4,466,678)	(169,093)	(588,492)	(100,970)	(1,404,997)
Annual maintenance charge (Note 3)	(132)	(2,258)	(2,787)	(24,655)	(2,958)	(2,686)	(295)	(1,738)
Surrender charges (Note 3)	–	(1,490)	–	(6,969)	–	(1,534)	–	(2,289)
Mortality guarantee adjustment	–	2,635	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(30,543)	(2,658,090)	1,281,960	(2,261,577)	843,860	(139,230)	(68,458)	(1,076,980)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,802	3,284,420	1,371,730	12,837,336	1,195,298	682,546	45,942	1,110,803
Net Assets:
Beginning of year	214,935	32,983,458	2,379,610	42,145,738	2,041,159	9,268,676	825,658	15,843,827
End of year	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$73,240	$502,103	$109,522	$109,042	$1,523,582	$3,253,013	$153,819	$–
Capital gain distribution	33,237	279,641	–	–	7,953,937	10,976,556	36,848	–
Net realized gain (loss) on investments	50,612	(323,063)	(25,987)	(43,521)	143,281	1,530,888	(98,488)	(136,352)
Net change in unrealized appreciation (depreciation) on investments	416,156	4,251,029	125,735	145,464	11,426,217	23,697,181	1,337,158	335,438
Mortality and expense risk charge (Note 3)	(43,694)	(350,975)	(20,817)	(20,624)	(1,769,891)	(3,261,799)	(112,553)	(31,995)
Net increase (decrease) in net assets resulting from operations	529,551	4,358,735	188,453	190,361	19,277,126	36,195,839	1,316,784	167,091
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	486,265	1,277,246	131,371	95,916	3,919,852	7,025,947	1,697,157	120,298
Net transfer from (to) fixed accumulation account	92,504	(434,798)	(84,631)	(14,838)	(2,463,616)	(4,126,921)	865,554	(23,326)
Transfer between funds	59,504	1,232,684	117,702	27,483	876,183	(626,478)	205,550	44,520
Payments to contract owners	(644,750)	(3,432,365)	(115,298)	(155,976)	(9,298,545)	(15,101,246)	(712,305)	(280,735)
Annual maintenance charge (Note 3)	(1,271)	(8,619)	(619)	(225)	(9,558)	(35,942)	(5,555)	(75)
Surrender charges (Note 3)	–	(4,120)	–	(27)	(4,729)	(7,225)	–	(281)
Mortality guarantee adjustment	–	–	–	–	1,803	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(7,748)	(1,369,972)	48,525	(47,667)	(6,978,610)	(12,871,865)	2,050,401	(139,599)
TOTAL INCREASE (DECREASE) IN NET ASSETS	521,803	2,988,763	236,978	142,694	12,298,516	23,323,974	3,367,185	27,492
Net Assets:
Beginning of year	3,175,568	28,750,070	1,575,103	1,666,833	142,582,580	257,679,527	7,371,171	2,571,460
End of year	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$11,345	$72,176	$27,964	$51,649	$356,702	$41,617	$29,578	$501,871
Capital gain distribution	50,482	44,438	5,694	–	–	–	3,590	56,030
Net realized gain (loss) on investments	14,311	(175,922)	(2,968)	(21,697)	(763)	(32,173)	39,391	285,917
Net change in unrealized appreciation (depreciation) on investments	58,718	280,454	68,733	197,944	1,356,919	208,711	175,357	3,497,534
Mortality and expense risk charge (Note 3)	(8,856)	(25,502)	(10,701)	(22,805)	(166,117)	(20,627)	(19,815)	(350,771)
Net increase (decrease) in net assets resulting from operations	126,000	195,644	88,722	205,091	1,546,741	197,528	228,101	3,990,581
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	22,969	108,428	76,314	230,620	991,393	222,293	15,348	2,045,819
Net transfer from (to) fixed accumulation account	(6,837)	(189,002)	(276)	(57,580)	150,060	52,196	(173,877)	(9,504)
Transfer between funds	11,333	(54,869)	(189)	(95,942)	(82,694)	(384)	61	(97,587)
Payments to contract owners	(39,143)	(446,544)	(25,679)	(446,024)	(874,388)	(121,472)	(220,236)	(945,641)
Annual maintenance charge (Note 3)	(255)	(732)	(410)	(985)	(5,660)	(908)	(892)	(12,902)
Surrender charges (Note 3)	–	(1,300)	–	–	(2,651)	–	–	(5,953)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(11,933)	(584,019)	49,760	(369,911)	176,060	151,725	(379,596)	974,232
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,067	(388,375)	138,482	(164,820)	1,722,801	349,253	(151,495)	4,964,813
Net Assets:
Beginning of year	683,247	2,480,488	793,040	1,856,316	12,791,540	1,416,180	1,722,119	26,018,920
End of year	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$7,316	$14,329	$271,037	$6,012	$1,739	$9,316	$122	$1,132
Capital gain distribution	6,074	14,627	325,056	5,918	1,314	6,254	97	1,068
Net realized gain (loss) on investments	758	20,325	259,207	589	(233)	(4,167)	(35)	66
Net change in unrealized appreciation (depreciation) on investments	63,811	119,632	2,824,171	58,761	18,102	113,919	1,267	14,402
Mortality and expense risk charge (Note 3)	(5,507)	(11,789)	(256,704)	(5,079)	(1,367)	(6,707)	(101)	(1,204)
Net increase (decrease) in net assets resulting from operations	72,452	157,124	3,422,767	66,201	19,555	118,615	1,350	15,464
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	23,304	11,180	1,740,770	102,770	26,037	49,863	1,200	1,267
Net transfer from (to) fixed accumulation account	4,931	(123,912)	20,830	(1,099)	–	9,296	–	4,751
Transfer between funds	(1)	–	132,848	(21,941)	(2,762)	282,218	–	898
Payments to contract owners	(8,161)	–	(1,088,482)	(73,656)	–	(24,002)	–	(10,605)
Annual maintenance charge (Note 3)	(437)	(509)	(18,846)	(598)	(7)	(225)	(105)	(25)
Surrender charges (Note 3)	–	–	(7,328)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	19,636	(113,241)	779,792	5,476	23,268	317,150	1,095	(3,714)
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,088	43,883	4,202,559	71,677	42,823	435,765	2,445	11,750
Net Assets:
Beginning of year	405,004	864,970	18,956,773	358,657	93,526	417,177	6,938	88,508
End of year	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$101,281	$139,909	$279,963	$992,754	$814,893	$412,907	$7,636,148	$67,288
Capital gain distribution	–	–	–	–	–	–	5,744,518	–
Net realized gain (loss) on investments	(173,724)	(60,626)	(138,564)	(592,214)	(166,204)	(137,496)	24,937,229	(54,998)
Net change in unrealized appreciation (depreciation) on investments	257,818	237,281	1,223,910	5,522,202	5,618,029	4,277,036	102,166,200	121,942
Mortality and expense risk charge (Note 3)	(34,087)	(45,967)	(139,819)	(551,768)	(526,347)	(349,046)	(7,526,729)	(19,912)
Net increase (decrease) in net assets resulting from operations	151,288	270,597	1,225,490	5,370,974	5,740,371	4,203,401	132,957,366	114,320
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	127,178	123,469	562,201	2,639,877	2,393,536	1,970,313	15,537,312	1,226,378
Net transfer from (to) fixed accumulation account	(363,275)	(216,956)	(220,864)	(793,809)	(1,128,622)	(366,926)	(10,333,347)	121,335
Transfer between funds	(316,991)	74,021	(27,938)	(413,525)	(220,471)	(155,188)	(4,958,653)	400,304
Payments to contract owners	(245,633)	(446,488)	(670,870)	(2,576,046)	(2,732,949)	(1,990,584)	(43,853,573)	(45,907)
Annual maintenance charge (Note 3)	(1,171)	(1,600)	(7,558)	(29,963)	(26,734)	(19,528)	(202,463)	(1,238)
Surrender charges (Note 3)	–	(304)	(574)	(5,390)	(6,869)	(7,787)	(26,443)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,892	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(799,892)	(467,858)	(365,603)	(1,178,856)	(1,722,109)	(569,700)	(43,833,275)	1,700,872
TOTAL INCREASE (DECREASE) IN NET ASSETS	(648,604)	(197,261)	859,887	4,192,118	4,018,262	3,633,701	89,124,091	1,815,192
Net Assets:
Beginning of year	2,778,132	4,109,521	11,102,199	42,990,779	41,505,152	26,540,530	565,953,341	984,489
End of year	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
OPERATIONS
Investment Income	$850,203	$529,226	$446,369	$831,454	$664	$58,753	$–	$762,989
Capital gain distribution	–	177,318	818,715	–	26,932	6,300	–	2,283,475
Net realized gain (loss) on investments	(440,306)	3,027,773	(544,661)	–	6,453	87,816	(393,006)	2,326,185
Net change in unrealized appreciation (depreciation) on investments	1,595,322	8,578,462	1,322,214	–	31,474	347,875	979,193	6,292,738
Mortality and expense risk charge (Note 3)	(412,290)	(823,790)	(233,657)	(205,134)	(4,927)	(46,034)	(90,109)	(598,572)
Net increase (decrease) in net assets resulting from operations	1,592,929	11,488,989	1,808,980	626,320	60,596	454,710	496,078	11,066,815
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,485,089	2,463,130	1,035,428	1,357,381	18,566	221,005	437,541	1,289,950
Net transfer from (to) fixed accumulation account	(716,083)	(1,476,991)	(333,171)	5,291,811	7,461	149,097	(81,224)	(580,721)
Transfer between funds	1,245,951	(1,410,601)	603,186	2,289,818	3,695	58,080	(369,535)	153,778
Payments to contract owners	(2,270,040)	(4,579,899)	(1,755,190)	(1,705,753)	(49,025)	(387,244)	(860,345)	(3,558,186)
Annual maintenance charge (Note 3)	(8,772)	(9,010)	(1,285)	(3,682)	(228)	(300)	(450)	(10,940)
Surrender charges (Note 3)	(3,615)	(3,419)	(3,482)	(2,222)	–	(1,760)	(977)	(2,230)
Mortality guarantee adjustment	(360)	2,872	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(267,830)	(5,013,918)	(454,514)	7,227,353	(19,531)	38,878	(874,990)	(2,708,349)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,325,099	6,475,071	1,354,466	7,853,673	41,065	493,588	(378,912)	8,358,466
Net Assets:
Beginning of year	33,894,200	63,431,859	19,123,052	14,484,626	358,453	3,727,894	7,571,009	44,401,509
End of year	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,756	$27,029	$9,589	$90,052	$–	$31,974	$–	$39,131
Capital gain distribution	29,570	94,820	18,185	200,253	–	130,898	–	–
Net realized gain (loss) on investments	(1,079)	13,985	16,689	44,686	(211,729)	(2,717)	(16,317)	(42,365)
Net change in unrealized appreciation (depreciation) on investments	122,215	244,625	21,228	376,914	496,543	1,027,880	1,294,271	79,115
Mortality and expense risk charge (Note 3)	(10,611)	(35,444)	(6,533)	(70,009)	(26,171)	(61,693)	(40,592)	(44,235)
Net increase (decrease) in net assets resulting from operations	146,851	345,015	59,158	641,896	258,643	1,126,342	1,237,362	31,646
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	44,965	187,038	30,642	286,212	728,762	1,669,659	256,553	435,850
Net transfer from (to) fixed accumulation account	34,583	1,193	(12,546)	24,716	78,390	141,939	(14,133)	(21,429)
Transfer between funds	23,877	405,333	9,416	535,023	67,246	142,340	40,765	87,498
Payments to contract owners	(86,250)	(315,861)	(26,276)	(881,066)	(149,795)	(240,810)	(510,965)	(313,996)
Annual maintenance charge (Note 3)	(298)	(75)	(238)	(712)	(3,557)	(6,885)	(1,685)	(4,019)
Surrender charges (Note 3)	–	(26)	–	(2,381)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	16,877	277,602	998	(38,208)	721,046	1,706,243	(229,465)	183,904
TOTAL INCREASE (DECREASE) IN NET ASSETS	163,728	622,617	60,156	603,688	979,689	2,832,585	1,007,897	215,550
Net Assets:
Beginning of year	802,894	2,558,606	514,695	5,720,351	1,614,889	3,656,509	2,607,296	3,441,008
End of year	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$422,117	$40,214	$–	$–	$31,574	$–	$145,236	$80,879
Capital gain distribution	902,240	–	–	1,259,582	–	–	–	–
Net realized gain (loss) on investments	101,606	(46,671)	–	176,413	(52,814)	(15,482)	(61,590)	75,218
Net change in unrealized appreciation (depreciation) on investments	557,420	174,525	–	10,136,662	105,696	2,194,722	89,291	342,008
Mortality and expense risk charge (Note 3)	(238,729)	(19,327)	–	(402,860)	(15,432)	(140,502)	(46,805)	(40,380)
Net increase (decrease) in net assets resulting from operations	1,744,654	148,741	–	11,169,797	69,024	2,038,738	126,132	457,725
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,856,429	197,239	–	6,167,653	91,379	2,235,186	239,701	471,564
Net transfer from (to) fixed accumulation account	219,105	(44,736)	–	(82,059)	(39,518)	(93,217)	19,725	(98,007)
Transfer between funds	896,912	54,985	–	(413,205)	26,718	217,712	45,244	201,201
Payments to contract owners	(1,475,226)	(122,081)	–	(1,939,767)	(140,334)	(743,392)	(326,723)	(308,302)
Annual maintenance charge (Note 3)	(19,419)	(1,865)	–	(46,854)	(771)	(14,187)	(2,686)	(3,927)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,477,801	83,542	–	3,685,768	(62,526)	1,602,102	(24,739)	262,529
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,222,455	232,283	–	14,855,565	6,498	3,640,840	101,393	720,254
Net Assets:
Beginning of year	17,165,975	1,465,446	–	24,312,344	1,266,222	9,500,117	3,691,982	2,976,974
End of year	$23,388,430	$1,697,729	$–	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$26,362	$137,568	$–	$–	$2,198,266	$604,513	$209,980	$350,742
Capital gain distribution	110,818	–	–	–	–	–	–	–
Net realized gain (loss) on investments	38,575	(30,015)	(14,191)	(156,642)	1,554,439	24,287	(33,141)	131,011
Net change in unrealized appreciation (depreciation) on investments	289,148	144,006	20,471	261,109	27,745,377	2,330,793	329,054	5,183,130
Mortality and expense risk charge (Note 3)	(48,119)	(39,049)	(2,482)	(44,388)	(1,673,545)	(223,366)	(71,018)	(295,170)
Net increase (decrease) in net assets resulting from operations	416,784	212,510	3,798	60,079	29,824,537	2,736,227	434,875	5,369,713
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	645,268	433,870	7,426	196,044	25,104,468	2,699,990	975,098	4,789,277
Net transfer from (to) fixed accumulation account	(72,205)	30,432	(29,640)	(137,809)	2,596,737	467,985	127,320	887,287
Transfer between funds	106,758	141,675	596	58,835	1,547,077	(184,358)	68,592	628,807
Payments to contract owners	(363,185)	(196,105)	(978)	(294,361)	(8,586,143)	(1,400,638)	(305,626)	(1,045,979)
Annual maintenance charge (Note 3)	(4,874)	(2,523)	(61)	(712)	(151,657)	(15,273)	(6,453)	(22,090)
Surrender charges (Note 3)	–	–	–	(726)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	311,762	407,349	(22,657)	(178,729)	20,510,482	1,567,706	858,931	5,237,302
TOTAL INCREASE (DECREASE) IN NET ASSETS	728,546	619,859	(18,859)	(118,650)	50,335,019	4,303,933	1,293,806	10,607,015
Net Assets:
Beginning of year	3,616,118	2,914,630	219,645	3,925,091	111,865,639	16,050,528	5,129,885	19,458,301
End of year	$4,344,664	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$181,881	$755,327	$55,675	$378,921	$187,843	$400,166	$239,086	$766,147
Capital gain distribution	–	–	–	–	724,242	–	265,905	338,741
Net realized gain (loss) on investments	–	(106,475)	(189,667)	13,909	72,051	181,337	(628,219)	(230,719)
Net change in unrealized appreciation (depreciation) on investments	–	800,167	2,938,237	692,890	1,255,898	3,488,865	1,224,057	2,800,963
Mortality and expense risk charge (Note 3)	(44,395)	(156,759)	(161,714)	(109,298)	(114,097)	(282,808)	(118,720)	(336,355)
Net increase (decrease) in net assets resulting from operations	137,486	1,292,260	2,642,531	976,422	2,125,937	3,787,560	982,109	3,338,777
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,256,931	1,932,432	1,361,415	1,372,841	2,092,358	4,703,138	436,459	4,753,475
Net transfer from (to) fixed accumulation account	2,088,740	(236,546)	(153,959)	39,974	182,064	1,176,794	(1,169,324)	(256,379)
Transfer between funds	31,615	706,835	(90,526)	513,198	342,159	756,800	(267,925)	(1,509,444)
Payments to contract owners	(513,863)	(847,129)	(1,072,686)	(684,529)	(674,147)	(1,272,284)	(1,691,908)	(2,492,147)
Annual maintenance charge (Note 3)	(2,722)	(12,454)	(15,426)	(7,829)	(9,672)	(23,343)	(5,315)	(21,584)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,860,701	1,543,138	28,818	1,233,655	1,932,762	5,341,105	(2,698,013)	473,921
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,998,187	2,835,398	2,671,349	2,210,077	4,058,699	9,128,665	(1,715,904)	3,812,698
Net Assets:
Beginning of year	2,329,626	11,774,494	11,624,461	8,065,233	7,861,163	19,175,270	10,343,960	25,126,088
End of year	$7,327,813	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$1,107,008	$1,081,880	$952,730	$739,766	$775,343	$116,558	$132,891	$412,967
Capital gain distribution	–	–	–	–	–	–	–	137,391
Net realized gain (loss) on investments	51,042	14,082	68,334	184,376	142,245	(33,318)	9,315	(598,489)
Net change in unrealized appreciation (depreciation) on investments	4,687,557	5,041,474	4,953,773	4,242,360	4,700,361	705,071	754,126	1,437,675
Mortality and expense risk charge (Note 3)	(486,064)	(477,528)	(437,451)	(356,429)	(377,571)	(52,948)	(60,072)	(172,916)
Net increase (decrease) in net assets resulting from operations	5,359,543	5,659,908	5,537,386	4,810,073	5,240,378	735,363	836,260	1,216,628
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	7,765,667	8,001,506	8,124,084	6,616,347	7,278,657	2,032,409	2,710,190	2,126,162
Net transfer from (to) fixed accumulation account	(569,733)	59,607	15,554	(356,353)	(81,371)	(40,210)	(5,600)	(453,925)
Transfer between funds	(231,304)	(469,387)	(202,572)	(418,238)	(296,562)	(50,973)	8,047	(737,491)
Payments to contract owners	(3,234,707)	(1,594,015)	(1,954,901)	(1,668,292)	(1,427,385)	(251,911)	(372,189)	(2,178,224)
Annual maintenance charge (Note 3)	(45,370)	(62,199)	(71,689)	(68,969)	(97,383)	(23,483)	(27,808)	(7,856)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,684,553	5,935,512	5,910,476	4,104,495	5,375,956	1,665,832	2,312,640	(1,251,334)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,044,096	11,595,420	11,447,862	8,914,568	10,616,334	2,401,195	3,148,900	(34,706)
Net Assets:
Beginning of year	34,701,921	33,147,851	29,570,156	24,314,596	25,187,358	3,019,043	3,198,082	13,649,066
End of year	$43,746,017	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$655,227	$162,316	$74,001	$25,894	$57,592	$29,491	$31,022	$3,695
Capital gain distribution	–	359,492	6,447	55,835	72,273	55,637	–	–
Net realized gain (loss) on investments	(217,212)	346,015	(142,469)	(33,640)	(31,303)	(13,377)	(40,493)	(40,287)
Net change in unrealized appreciation (depreciation) on investments	770,907	1,796,833	311,396	181,871	475,041	68,269	115,553	201,019
Mortality and expense risk charge (Note 3)	(258,725)	(144,685)	(48,321)	(20,943)	(49,863)	(15,009)	(20,177)	(11,464)
Net increase (decrease) in net assets resulting from operations	950,197	2,519,971	201,054	209,017	523,740	125,011	85,905	152,963
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,078,278	1,383,485	526,704	80,029	204,673	50,044	606,538	22,889
Net transfer from (to) fixed accumulation account	(442,971)	86,839	(92,702)	42,051	101,153	4,937	(231,746)	14,045
Transfer between funds	678,634	134,859	347,899	(5,515)	52,803	62,280	7,218	12,298
Payments to contract owners	(1,393,112)	(1,440,868)	(412,643)	(239,266)	(551,131)	(71,046)	(24,723)	(70,232)
Annual maintenance charge (Note 3)	(15,671)	(3,927)	(2,068)	(563)	(1,403)	(354)	(1,081)	(303)
Surrender charges (Note 3)	–	–	(93)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,905,158	160,388	367,097	(123,264)	(193,905)	45,861	356,206	(21,303)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,855,355	2,680,359	568,151	85,753	329,835	170,872	442,111	131,660
Net Assets:
Beginning of year	19,469,654	9,994,755	3,650,804	1,604,529	3,805,258	1,156,764	1,552,735	862,362
End of year	$23,325,009	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$94,535	$5,710,391
Capital gain distribution	–	15,113,133
Net realized gain (loss) on investments	(221,533)	(6,915,135)
Net change in unrealized appreciation (depreciation) on investments	305,230	51,587,921
Mortality and expense risk charge (Note 3)	(43,567)	(5,304,152)
Net increase (decrease) in net assets resulting from operations	134,665	60,192,158
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	224,693	12,486,814
Net transfer from (to) fixed accumulation account	60,518	(7,019,621)
Transfer between funds	128,156	(2,553,234)
Payments to contract owners	(780,416)	(27,221,940)
Annual maintenance charge (Note 3)	(1,095)	(183,227)
Surrender charges (Note 3)	–	(1,426)
Mortality guarantee adjustment	–	47,275
Net increase (decrease) in net assets resulting from contract owners; transactions	(368,144)	(24,445,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(233,479)	35,746,799
Net Assets:
Beginning of year	3,509,796	413,210,447
End of year	$3,276,317	$448,957,246
* T. Rowe Price Government Money Portfolio shares were liquidated in 2022.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$—	$—	$95,615	$50,004	$59,666	$215,229	$13,409	$183,223
Capital gain distribution	7,706	12,843,277	—	7,106,614	805,709	360,300	73,026	1,496,165
Net realized gain (loss) on investments	(11,596)	(1,259,549)	(93,041)	1,080,940	(25,968)	9,160	(5,302)	288,938
Net change in unrealized appreciation (depreciation) on investments	(118,547)	(31,880,960)	(247,187)	(26,912,471)	(1,098,037)	(2,135,060)	(292,263)	(6,375,882)
Mortality and expense risk charge (Note 3)	(3,107)	(453,792)	(26,854)	(581,274)	(21,958)	(115,713)	(10,121)	(197,913)
Net increase (decrease) in net assets resulting from operations	(125,544)	(20,751,024)	(271,467)	(19,256,187)	(280,588)	(1,666,084)	(221,251)	(4,605,469)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	13,736	1,415,562	978,287	2,258,934	428,925	471,037	78,637	989,248
Net transfer from (to) fixed accumulation account	(7,205)	151,759	4,973	(758,610)	178,365	61,742	24,825	36,925
Transfer between funds	13,513	864,200	(62,517)	810,018	54,947	210,567	47,905	503,658
Payments to contract owners	(12,532)	(2,493,667)	(408,550)	(3,860,546)	(84,944)	(733,744)	(41,673)	(869,569)
Annual maintenance charge (Note 3)	(145)	(1,915)	(1,779)	(21,494)	(1,950)	(3,181)	(278)	(952)
Surrender charges (Note 3)	—	(3,121)	—	(7,201)	—	(1,409)	—	(2,260)
Mortality guarantee adjustment	—	(1,643)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	7,367	(68,825)	510,414	(1,578,899)	575,343	5,012	109,416	657,050
TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,177)	(20,819,849)	238,947	(20,835,086)	294,755	(1,661,072)	(111,835)	(3,948,419)
Net Assets:
Beginning of year	333,112	53,803,307	2,140,663	62,980,824	1,746,404	10,929,748	937,493	19,792,246
End of year	$214,935	$32,983,458	$2,379,610	$42,145,738	$2,041,159	$9,268,676	$825,658	$15,843,827
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$67,998	$509,541	$86,747	$87,983	$1,423,010	$2,524,622	$88,058	$—
Capital gain distribution	698,037	6,706,568	—	—	19,054,707	28,574,492	698,300	55,353
Net realized gain (loss) on investments	67,476	251,318	(7,366)	(21,185)	1,128,165	2,993,402	62,030	(83,323)
Net change in unrealized appreciation (depreciation) on investments	(1,112,483)	(10,305,739)	(263,365)	(276,045)	(51,315,831)	(76,616,492)	(1,995,238)	(1,016,291)
Mortality and expense risk charge (Note 3)	(38,528)	(348,507)	(20,340)	(20,770)	(1,895,229)	(3,355,304)	(85,575)	(33,979)
Net increase (decrease) in net assets resulting from operations	(317,500)	(3,186,819)	(204,324)	(230,017)	(31,605,178)	(45,879,280)	(1,232,425)	(1,078,240)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	500,922	1,433,230	142,357	74,034	4,442,889	7,685,933	1,444,511	125,755
Net transfer from (to) fixed accumulation account	230,927	(388,152)	48,674	(1,708)	(2,233,356)	(4,623,824)	423,698	73,718
Transfer between funds	(97,189)	283,229	(22,155)	278,830	(569,256)	(1,745,927)	270,791	56,222
Payments to contract owners	(320,857)	(2,384,315)	(129,705)	(178,091)	(8,715,758)	(15,331,548)	(387,149)	(217,417)
Annual maintenance charge (Note 3)	(1,080)	(14,027)	(620)	(225)	(13,328)	(39,532)	(4,154)	(125)
Surrender charges (Note 3)	—	(4,906)	—	(5)	(4,969)	(6,898)	—	(63)
Mortality guarantee adjustment	—	—	—	—	3,573	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	312,723	(1,074,941)	38,551	172,835	(7,090,205)	(14,061,796)	1,747,697	38,090
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,777)	(4,261,760)	(165,773)	(57,182)	(38,695,383)	(59,941,076)	515,272	(1,040,150)
Net Assets:
Beginning of year	3,180,345	33,011,830	1,740,876	1,724,015	181,277,963	317,620,603	6,855,899	3,611,610
End of year	$3,175,568	$28,750,070	$1,575,103	$1,666,833	$142,582,580	$257,679,527	$7,371,171	$2,571,460
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$8,604	$50,508	$17,066	$41,100	$245,664	$29,133	$31,227	$405,353
Capital gain distribution	50,963	268,035	76,888	135,276	887,276	101,352	135,363	1,983,214
Net realized gain (loss) on investments	14,956	(46,319)	(3,913)	7,694	197,007	(912)	10,482	480,690
Net change in unrealized appreciation (depreciation) on investments	(97,267)	(713,156)	(232,715)	(584,211)	(3,878,802)	(412,054)	(552,858)	(8,447,387)
Mortality and expense risk charge (Note 3)	(7,384)	(30,746)	(10,058)	(25,297)	(163,129)	(17,943)	(22,982)	(329,836)
Net increase (decrease) in net assets resulting from operations	(30,128)	(471,678)	(152,732)	(425,438)	(2,711,984)	(300,424)	(398,768)	(5,907,966)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	158,584	120,405	91,580	263,771	1,225,693	563,088	430,859	2,085,879
Net transfer from (to) fixed accumulation account	55,589	(34,214)	7,736	(234,955)	(766,924)	(26,611)	(6,799)	(502,793)
Transfer between funds	(35,655)	(50,320)	7,501	(111)	802,383	5,091	(10,852)	489,486
Payments to contract owners	(23,171)	(48,340)	(34,863)	(132,929)	(1,397,672)	(278,098)	(114,191)	(1,225,389)
Annual maintenance charge (Note 3)	(204)	(800)	(412)	(948)	(6,307)	(807)	(906)	(13,917)
Surrender charges (Note 3)	—	—	—	—	(9,561)	—	—	(9,263)
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	155,143	(13,269)	71,542	(105,172)	(152,388)	262,663	298,111	824,003
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,015	(484,947)	(81,190)	(530,610)	(2,864,372)	(37,761)	(100,657)	(5,083,963)
Net Assets:
Beginning of year	558,232	2,965,435	874,230	2,386,926	15,655,912	1,453,941	1,822,776	31,102,883
End of year	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$6,913	$13,765	$275,321	$5,858	$1,315	$5,054	$99	$1,052
Capital gain distribution	35,552	52,466	1,641,485	25,616	187	21,343	1,362	4,954
Net realized gain (loss) on investments	3,282	1,763	214,377	(1,322)	(48)	(4,661)	(5,172)	(205)
Net change in unrealized appreciation (depreciation) on investments	(133,819)	(243,534)	(6,255,099)	(99,172)	(10,202)	(104,045)	(1,728)	(24,951)
Mortality and expense risk charge (Note 3)	(5,167)	(11,042)	(236,048)	(4,306)	(979)	(5,291)	(239)	(1,136)
Net increase (decrease) in net assets resulting from operations	(93,239)	(186,582)	(4,359,964)	(73,326)	(9,727)	(87,600)	(5,678)	(20,286)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	22,287	462,805	1,849,171	55,321	104,184	45,142	1,350	776
Net transfer from (to) fixed accumulation account	5,406	(6,042)	(124,129)	1,155	(1,876)	3,475	(16,639)	8,182
Transfer between funds	(20,462)	(1)	(76,444)	22,196	—	92,010	—	53,596
Payments to contract owners	—	(30,356)	(434,126)	(10,934)	—	(9,827)	—	(2,965)
Annual maintenance charge (Note 3)	(402)	(263)	(20,704)	(555)	—	(275)	(140)	—
Surrender charges (Note 3)	—	—	(8,096)	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	6,829	426,143	1,185,672	67,183	102,308	130,525	(15,429)	59,589
TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,410)	239,561	(3,174,292)	(6,143)	92,581	42,925	(21,107)	39,303
Net Assets:
Beginning of year	491,414	625,409	22,131,065	364,800	945	374,252	28,045	49,205
End of year	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$66,848	$93,536	$219,429	$762,532	$644,544	$271,616	$7,421,217	$22,959
Capital gain distribution	100,821	290,209	1,997,714	8,134,314	8,015,631	5,903,436	4,890,919	25,637
Net realized gain (loss) on investments	(87,062)	(41,954)	(101,910)	(1,059,166)	(48,507)	(120,842)	18,101,650	(48,382)
Net change in unrealized appreciation (depreciation) on investments	(457,186)	(813,471)	(3,965,277)	(15,964,153)	(16,545,695)	(11,726,811)	(163,735,517)	(95,626)
Mortality and expense risk charge (Note 3)	(34,939)	(50,236)	(142,784)	(564,215)	(531,194)	(347,590)	(7,609,759)	(9,103)
Net increase (decrease) in net assets resulting from operations	(411,518)	(521,916)	(1,992,828)	(8,690,688)	(8,465,221)	(6,020,191)	(140,931,490)	(104,515)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	493,641	187,187	794,173	2,853,850	2,881,340	2,029,914	16,997,278	493,182
Net transfer from (to) fixed accumulation account	(267,771)	7,984	(221,469)	(665,938)	(679,362)	(212,221)	(9,256,394)	98,555
Transfer between funds	13,871	270,422	(47,759)	(1,116,086)	(449,108)	(394,266)	(3,096,442)	40,144
Payments to contract owners	(189,980)	(763,268)	(855,644)	(3,080,249)	(2,003,262)	(2,016,136)	(34,178,795)	(25,519)
Annual maintenance charge (Note 3)	(1,232)	(1,625)	(8,462)	(32,926)	(29,017)	(21,891)	(219,305)	(444)
Surrender charges (Note 3)	—	(353)	(2,059)	(6,405)	(6,192)	(7,539)	(16,369)	—
Mortality guarantee adjustment	—	—	—	—	—	—	2,881	—
Net increase (decrease) in net assets resulting from contract owners; transactions	48,529	(299,653)	(341,220)	(2,047,754)	(285,601)	(622,139)	(29,767,146)	605,918
TOTAL INCREASE (DECREASE) IN NET ASSETS	(362,989)	(821,569)	(2,334,048)	(10,738,442)	(8,750,822)	(6,642,330)	(170,698,636)	501,403
Net Assets:
Beginning of year	3,141,121	4,931,090	13,436,247	53,729,221	50,255,974	33,182,860	736,651,977	483,086
End of year	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
OPERATIONS
Investment Income	$761,459	$565,396	$246,843	$233,641	$776	$255,611	$34,976	$—
Capital gain distribution	2,011,596	607,054	675,298	—	62,742	7,074,402	311,774	—
Net realized gain (loss) on investments	(615,261)	1,424,061	(156,102)	—	(2,243)	3,492,082	18,826	43,960
Net change in unrealized appreciation (depreciation) on investments	(7,596,709)	(23,106,598)	(8,131,680)	—	(137,988)	(21,584,785)	(931,220)	(4,329,935)
Mortality and expense risk charge (Note 3)	(447,003)	(804,650)	(267,120)	(124,433)	(4,951)	(601,033)	(45,591)	(102,241)
Net increase (decrease) in net assets resulting from operations	(5,885,918)	(21,314,737)	(7,632,761)	109,208	(81,664)	(11,363,723)	(611,235)	(4,388,216)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,723,555	2,799,384	1,190,916	1,371,946	43,256	1,225,065	283,695	514,038
Net transfer from (to) fixed accumulation account	(832,548)	458,829	(87,211)	(653,254)	(3,698)	(1,629,265)	(19,449)	1,346
Transfer between funds	(199,083)	1,400,456	(87,581)	15,104,337	(8,893)	(116,779)	120,697	78,115
Payments to contract owners	(2,584,764)	(3,756,320)	(1,501,461)	(1,645,274)	(63,382)	(2,756,289)	(259,559)	(505,938)
Annual maintenance charge (Note 3)	(9,971)	(4,625)	(2,874)	(3,102)	(217)	(12,263)	(737)	(833)
Surrender charges (Note 3)	(2,907)	(3,868)	(3,468)	(4,219)	—	(2,684)	(352)	(1,231)
Mortality guarantee adjustment	1,030	2,957	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,904,688)	896,813	(491,679)	14,170,434	(32,934)	(3,292,215)	124,295	85,497
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,790,606)	(20,417,924)	(8,124,440)	14,279,642	(114,598)	(14,655,938)	(486,940)	(4,302,719)
Net Assets:
Beginning of year	41,684,806	83,849,783	27,247,492	204,984	473,051	59,057,447	4,214,834	11,873,728
End of year	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,209	$9,417	$5,091	$45,862	$—	$23,659	$—	$16,247
Capital gain distribution	184,941	140,833	42,437	482,081	484,572	420,869	137,968	23,334
Net realized gain (loss) on investments	(2,978)	(3,439)	16,438	81,751	(196,100)	50,230	43,031	(32,849)
Net change in unrealized appreciation (depreciation) on investments	(343,683)	(514,272)	(114,527)	(1,141,142)	(781,227)	(1,313,881)	(1,660,105)	(918,782)
Mortality and expense risk charge (Note 3)	(9,693)	(28,777)	(6,396)	(67,786)	(17,953)	(40,358)	(36,627)	(41,994)
Net increase (decrease) in net assets resulting from operations	(165,204)	(396,238)	(56,957)	(599,234)	(510,708)	(859,481)	(1,515,733)	(954,044)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	180,119	133,958	70,285	329,343	844,381	1,368,117	470,270	569,035
Net transfer from (to) fixed accumulation account	34,511	143,763	52,160	40,780	(45,109)	(102,908)	198,437	32,521
Transfer between funds	(8,719)	424,897	(28,251)	208,478	177,003	206,802	199,841	77,433
Payments to contract owners	(38,086)	(164,778)	(50,041)	(330,323)	(107,059)	(232,666)	(396,664)	(186,152)
Annual maintenance charge (Note 3)	(263)	(25)	(160)	(1,931)	(1,884)	(4,783)	(1,501)	(3,958)
Surrender charges (Note 3)	—	(8)	—	(937)	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	167,562	537,807	43,993	245,410	867,332	1,234,562	470,383	488,879
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,358	141,569	(12,964)	(353,824)	356,624	375,081	(1,045,350)	(465,165)
Net Assets:
Beginning of year	800,536	2,417,037	527,659	6,074,175	1,258,265	3,281,428	3,652,646	3,906,173
End of year	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$333,401	$26,860	$4,133	$—	$23,389	$—	$91,542	$67,001
Capital gain distribution	729,123	57,836	—	834,953	—	428,720	—	2,281
Net realized gain (loss) on investments	82,170	(3,327)	11,684	91,166	(18,461)	(76,695)	(27,977)	20,360
Net change in unrealized appreciation (depreciation) on investments	(1,694,886)	(565,867)	—	(15,139,160)	(315,520)	(5,264,628)	(704,629)	(608,608)
Mortality and expense risk charge (Note 3)	(203,551)	(19,368)	(70,305)	(328,926)	(16,561)	(122,352)	(49,956)	(36,970)
Net increase (decrease) in net assets resulting from operations	(753,743)	(503,866)	(54,488)	(14,541,967)	(327,153)	(5,034,955)	(691,020)	(555,936)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,600,809	235,445	236,378	5,463,090	108,642	1,737,242	232,714	406,507
Net transfer from (to) fixed accumulation account	37,731	12,322	(964,380)	896,185	(8,809)	198,243	(50,764)	(18,717)
Transfer between funds	(513,172)	(31,914)	(16,619,389)	1,350,943	52,725	327,730	(56,102)	11,690
Payments to contract owners	(1,117,007)	(70,511)	(638,410)	(1,796,268)	(80,271)	(678,562)	(291,285)	(221,680)
Annual maintenance charge (Note 3)	(19,124)	(1,967)	(1,467)	(35,576)	(828)	(13,572)	(3,194)	(3,525)
Surrender charges (Note 3)	—	—	(443)	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	1,989,237	143,375	(17,987,711)	5,878,374	71,459	1,571,081	(168,631)	174,275
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,235,494	(360,491)	(18,042,199)	(8,663,593)	(255,694)	(3,463,874)	(859,651)	(381,661)
Net Assets:
Beginning of year	15,930,481	1,825,937	18,042,199	32,975,937	1,521,916	12,963,991	4,551,633	3,358,635
End of year	$17,165,975	$1,465,446	$–	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$13,124	$102,143	$—	$—	$1,772,652	$434,068	$195,089	$212,309
Capital gain distribution	169,730	39,257	—	—	—	—	—	—
Net realized gain (loss) on investments	12,321	(37,014)	(5,693)	(205,097)	1,298,051	(65,991)	(31,177)	264,737
Net change in unrealized appreciation (depreciation) on investments	(985,520)	(446,822)	(5,450)	(36,264)	(25,573,289)	(2,896,764)	(1,157,507)	(6,514,643)
Mortality and expense risk charge (Note 3)	(46,985)	(37,894)	(2,757)	(50,618)	(1,378,555)	(188,333)	(62,966)	(239,870)
Net increase (decrease) in net assets resulting from operations	(837,330)	(380,330)	(13,900)	(291,979)	(23,881,141)	(2,717,020)	(1,056,561)	(6,277,467)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	644,326	444,795	7,419	222,627	20,605,173	2,701,173	912,432	3,632,834
Net transfer from (to) fixed accumulation account	30,311	13,072	122	(159,077)	2,248,403	340,345	48,118	908,547
Transfer between funds	137,790	(82,690)	(2,089)	(215,920)	(13,108)	362,842	148,805	659,766
Payments to contract owners	(248,290)	(363,643)	(7,860)	(456,967)	(6,521,129)	(967,754)	(294,039)	(1,305,631)
Annual maintenance charge (Note 3)	(4,659)	(2,535)	(65)	(771)	(128,504)	(13,159)	(5,830)	(18,869)
Surrender charges (Note 3)	—	—	—	(1,358)	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	559,478	8,999	(2,473)	(611,466)	16,190,835	2,423,447	809,486	3,876,647
TOTAL INCREASE (DECREASE) IN NET ASSETS	(277,852)	(371,331)	(16,373)	(903,445)	(7,690,306)	(293,573)	(247,075)	(2,400,820)
Net Assets:
Beginning of year	3,893,970	3,285,961	236,018	4,828,536	119,555,945	16,344,101	5,376,960	21,859,121
End of year	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$33,458	$616,018	$30,268	$297,890	$122,024	$277,126	$254,619	$538,998
Capital gain distribution	—	—	—	—	793,355	—	237,541	184,428
Net realized gain (loss) on investments	—	(172,639)	(444,038)	157,138	(16,685)	193,447	(210,927)	(33,466)
Net change in unrealized appreciation (depreciation) on investments	—	(1,682,989)	(4,269,263)	(3,161,568)	(1,536,282)	(4,092,671)	(1,984,853)	(4,517,363)
Mortality and expense risk charge (Note 3)	(25,634)	(153,565)	(153,006)	(107,906)	(97,189)	(230,753)	(134,503)	(285,129)
Net increase (decrease) in net assets resulting from operations	7,824	(1,393,175)	(4,836,039)	(2,814,446)	(734,777)	(3,852,851)	(1,838,123)	(4,112,532)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	526,513	1,486,574	1,887,377	1,291,558	1,289,638	3,564,897	1,586,343	8,536,158
Net transfer from (to) fixed accumulation account	585,593	(324,955)	(22,843)	97,786	55,379	645,863	(354,796)	(648,789)
Transfer between funds	(401,815)	45,988	628,039	(82,464)	(46,803)	73,789	(24,665)	697,205
Payments to contract owners	(490,286)	(1,101,912)	(933,290)	(687,327)	(772,070)	(1,159,691)	(727,106)	(2,321,173)
Annual maintenance charge (Note 3)	(2,122)	(12,797)	(14,761)	(8,377)	(8,221)	(20,473)	(5,023)	(19,902)
Surrender charges (Note 3)	—	—	—	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	217,883	92,898	1,544,522	611,176	517,923	3,104,385	474,753	6,243,499
TOTAL INCREASE (DECREASE) IN NET ASSETS	225,707	(1,300,277)	(3,291,517)	(2,203,270)	(216,854)	(748,466)	(1,363,370)	2,130,967
Net Assets:
Beginning of year	2,103,919	13,074,771	14,915,978	10,268,503	8,078,017	19,923,736	11,707,330	22,995,121
End of year	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$693,398	$670,544	$604,028	$502,806	$523,223	$61,866	$65,193	$357,688
Capital gain distribution	163,266	202,130	145,754	147,490	62,702	2,634	—	50,452
Net realized gain (loss) on investments	(92,516)	(30,163)	(17,529)	56,115	45,462	(9,539)	1,691	(204,832)
Net change in unrealized appreciation (depreciation) on investments	(6,653,891)	(6,559,901)	(6,034,888)	(4,940,623)	(5,003,376)	(373,192)	(461,453)	(2,067,860)
Mortality and expense risk charge (Note 3)	(418,020)	(392,621)	(352,027)	(280,239)	(289,404)	(25,944)	(29,946)	(171,456)
Net increase (decrease) in net assets resulting from operations	(6,307,763)	(6,110,011)	(5,654,662)	(4,514,451)	(4,661,393)	(344,175)	(424,515)	(2,036,008)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	9,514,833	8,326,773	8,563,180	6,087,445	7,036,816	1,855,662	1,768,887	5,617,067
Net transfer from (to) fixed accumulation account	(545,249)	48,808	(923,311)	300,303	(47,197)	75,997	27,125	(1,307,617)
Transfer between funds	511,464	301,350	111,795	381,508	123,059	55,744	206,717	212,153
Payments to contract owners	(2,162,937)	(1,201,395)	(1,355,375)	(864,092)	(794,675)	(126,305)	(47,324)	(1,131,093)
Annual maintenance charge (Note 3)	(40,069)	(52,495)	(60,956)	(57,262)	(86,161)	(13,103)	(15,204)	(6,715)
Surrender charges (Note 3)	—	—	—	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	7,278,042	7,423,041	6,335,333	5,847,902	6,231,842	1,847,995	1,940,201	3,383,795
TOTAL INCREASE (DECREASE) IN NET ASSETS	970,279	1,313,030	680,671	1,333,451	1,570,449	1,503,820	1,515,686	1,347,787
Net Assets:
Beginning of year	33,731,642	31,834,821	28,889,485	22,981,145	23,616,909	1,515,223	1,682,396	12,301,279
End of year	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$477,085	$134,192	$101,440	$21,110	$43,027	$24,808	$20,514	$2,641
Capital gain distribution	15,316	448,704	37,464	312,945	408,181	56,033	9,791	283,189
Net realized gain (loss) on investments	(76,737)	386,805	(115,235)	(5,358)	(5,036)	12,162	(27,273)	(49,693)
Net change in unrealized appreciation (depreciation) on investments	(3,279,174)	(3,098,336)	(557,702)	(940,751)	(1,260,856)	(494,116)	(79,777)	(548,782)
Mortality and expense risk charge (Note 3)	(249,297)	(127,517)	(46,188)	(20,047)	(47,531)	(15,964)	(17,577)	(12,043)
Net increase (decrease) in net assets resulting from operations	(3,112,807)	(2,256,152)	(580,221)	(632,101)	(862,215)	(417,077)	(94,322)	(324,688)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,403,147	2,203,257	539,118	223,072	672,909	211,509	542,528	24,457
Net transfer from (to) fixed accumulation account	(391,965)	5,314	(51,192)	58,568	63,267	13,021	9,038	16,335
Transfer between funds	157,863	(55,561)	305,176	181,384	9,507	(12,570)	110,280	45,544
Payments to contract owners	(1,316,596)	(684,659)	(554,245)	(169,213)	(188,444)	(94,201)	(155,250)	(117,077)
Annual maintenance charge (Note 3)	(14,548)	(3,253)	(1,761)	(523)	(1,197)	(371)	(998)	(332)
Surrender charges (Note 3)	—	—	—	—	—	—	—	—
Mortality guarantee adjustment	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from contract owners; transactions	1,837,901	1,465,098	237,096	293,288	556,042	117,388	505,598	(31,073)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,274,906)	(791,054)	(343,125)	(338,813)	(306,173)	(299,689)	411,276	(355,761)
Net Assets:
Beginning of year	20,744,560	10,785,809	3,993,929	1,943,342	4,111,431	1,456,453	1,141,459	1,218,123
End of year	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$73,812	$15,752,612
Capital gain distribution	26,191	55,967,635
Net realized gain (loss) on investments	(92,086)	(1,740,815)
Net change in unrealized appreciation (depreciation) on investments	(525,661)	(164,401,078)
Mortality and expense risk charge (Note 3)	(45,110)	(5,538,679)
Net increase (decrease) in net assets resulting from operations	(562,854)	(99,960,325)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	688,068	14,514,171
Net transfer from (to) fixed accumulation account	123,960	(10,219,070)
Transfer between funds	(11,277)	(3,096,222)
Payments to contract owners	(224,349)	(26,292,707)
Annual maintenance charge (Note 3)	(996)	(197,351)
Surrender charges (Note 3)	—	(13,400)
Mortality guarantee adjustment	—	(2,286)
Net increase (decrease) in net assets resulting from contract owners; transactions	575,406	(25,306,865)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,552	(125,267,190)
Net Assets:
Beginning of year	3,497,244	538,477,637
End of year	$3,509,796	$413,210,447
* T. Rowe Price Government Money Portfolio shares were terminated May 1, 2022 (liquidation). The Statement of Changes in Net Assets is from January 1, 2022 through April 30, 2022 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2023 and December 31, 2022
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
During 2023 no new funds were added to the separate account. Effective May 1, 2023, Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund and JPMorgan Insurance Trust U.S. Equity Portfolio was renamed LVIP JPMorgan U.S. Equity Fund Standard Class.
During 2022 no new funds were added to the separate account. Effective May 1, 2022, T Rowe Price Government Money Portfolio was closed and assets were transferred to Goldman Sachs Government Money Market Fund. Effective July 1, 2022, Vanguard Target Retirement 2015 Fund was closed and assets were transferred to Vanguard Target Retirement Income Fund.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2023, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $(303) and $(295) in the form of bonus creditsto the contract owner accounts for the year ended December 31, 2023 and 2022, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2023
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2023 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	$5,881	$76,501
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	1,832,463	6,763,572
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	1,980,358	690,688
AMERICAN FUNDS IS GROWTH FUND CLASS 4	8,204,865	7,388,390
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	1,386,828	807,934
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	2,142,118	1,224,957
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	79,252	147,454
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	1,466,434	2,200,683
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	885,978	780,331
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	4,588,619	5,850,884
BLACKROCK HIGH YIELD V.I. FUND CLASS I	381,243	270,000
BLACKROCK HIGH YIELD V.I. FUND CLASS III	381,032	383,801
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	16,342,216	15,469,916
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	24,579,309	24,952,515
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,261,309	1,231,284
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	400,354	708,300
DFA VA U.S. TARGETED VALUE PORTFOLIO	118,867	63,519
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	463,196	1,132,026
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	110,104	40,355
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	357,793	720,557
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	2,002,769	1,636,887
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	336,106	195,565
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	47,170	374,022
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	3,327,692	1,860,413
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	44,915	16,638
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	45,060	120,809
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	2,869,817	1,491,428
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	114,617	101,702
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	29,091	4,369
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	358,801	36,955
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,419	241
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	9,115	11,767
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	242,053	1,148,476
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	770,440	1,204,982
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	928,712	1,292,735
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,814,362	5,144,446
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	3,486,073	5,085,839
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	2,846,764	3,490,099
FIDELITY VIP INDEX 500 PORTFOLIO SC2	35,483,879	48,525,988
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	2,061,734	368,484
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	4,355,823	4,626,046
FIDELITY VIP OVERSEAS PORTFOLIO SC2	3,921,205	6,024,596
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	3,532,961	3,500,709
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	11,846,500	3,992,827
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	66,431	56,840
JPMORGAN SMALL CAP VALUE FUND CLASS A	797,920	652,207
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	686,520	2,044,626
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	5,569,725	3,503,999
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	155,381	113,868
MFS VIT II INTERNATIONAL GROWTH SC	845,283	467,291
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	111,102	72,173
MFS VIT MID CAP VALUE PORTFOLIO SC	1,452,776	1,226,003
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	971,136	487,990
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	2,533,355	728,650
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	543,372	829,746
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	674,529	538,094
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	8,668,046	3,003,010
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	337,814	280,055

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2023
	Purchases	Sales
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	9,997,641	5,278,739
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	172,773	271,970
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	2,965,096	1,518,978
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	593,802	581,700
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	892,274	514,028
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	1,041,920	602,523
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	905,606	429,754
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	14,162	53,491
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	323,122	702,881
VANGUARD 500 INDEX FUND ADMIRAL SHARES	39,825,082	17,235,440
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	4,794,341	2,821,201
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	1,720,531	755,779
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	8,116,831	2,692,945
VANGUARD FEDERAL MONEY MARKET FUND	6,062,443	1,064,255
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	3,908,869	1,873,638
VANGUARD MID-CAP GROWTH INDEX FUND	1,626,528	1,893,416
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,672,680	1,155,493
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	4,508,266	1,705,465
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	8,377,373	2,737,573
VANGUARD TARGET RETIREMENT 2020 FUND	1,014,964	3,954,925
VANGUARD TARGET RETIREMENT 2025 FUND	6,359,481	5,347,746
VANGUARD TARGET RETIREMENT 2030 FUND	9,485,070	5,128,531
VANGUARD TARGET RETIREMENT 2035 FUND	9,636,552	3,082,607
VANGUARD TARGET RETIREMENT 2040 FUND	9,723,726	3,229,636
VANGUARD TARGET RETIREMENT 2045 FUND	7,864,118	3,191,910
VANGUARD TARGET RETIREMENT 2050 FUND	8,364,280	2,448,308
VANGUARD TARGET RETIREMENT 2055 FUND	2,243,536	547,411
VANGUARD TARGET RETIREMENT 2060 FUND	2,938,313	543,539
VANGUARD TARGET RETIREMENT INCOME FUND	3,130,614	4,602,994
VANGUARD TOTAL BOND MARKET INDEX FUND	6,224,410	3,139,962
VANGUARD VIF EQUITY INDEX PORTFOLIO	2,477,972	1,594,446
VANGUARD VIF GLOBAL BOND INDEX	1,105,182	848,427
VANGUARD VIF INTERNATIONAL PORTFOLIO	268,108	364,227
VANGUARD VIF MID-CAP INDEX PORTFOLIO	537,957	683,164
VANGUARD VIF REIT INDEX PORTFOLIO	214,358	111,755
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	913,249	586,691
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	64,947	134,307
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	650,416	1,189,123
WILSHIRE VIT GLOBAL ALLOCATION FUND	34,625,218	50,466,339

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2022	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,675	418	120	(390)	6,823	20	70	(997)	5,916
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	665,646	29,282	17,282	(44,314)	667,896	21,796	(14,771)	(56,161)	618,759
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	161,498	79,268	(5,028)	(32,066)	203,672	127,254	13,546	(29,466)	315,006
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	10,604	330	(17,892)	221,246	9,339	752	(19,771)	211,566
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	25,339	13,864	(4,918)	121,640	50,875	6,715	(11,002)	168,228
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	598,551	29,420	15,952	(46,514)	597,410	31,468	(2,517)	(37,349)	589,011
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	2,895	2,474	(1,597)	30,459	537	599	(3,584)	28,011
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	31,473	17,424	(27,295)	528,352	28,054	(17,901)	(43,766)	494,739
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	136,421	23,005	6,435	(15,482)	150,380	22,353	6,785	(28,846)	150,671
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	56,188	(3,000)	(93,463)	1,131,920	48,120	30,302	(128,908)	1,081,435
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	16,671	3,380	(15,591)	196,076	16,221	4,462	(14,983)	201,775
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	9,008	31,414	(22,168)	209,382	11,503	1,348	(18,524)	203,709
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	101,696	(63,938)	(195,376)	3,401,764	91,668	(33,859)	(216,824)	3,242,748
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	42,215	(35,388)	(83,631)	1,452,711	38,379	(25,032)	(82,071)	1,383,988
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	525,874	253,754	(144,788)	2,846,090	629,135	391,219	(272,865)	3,593,579
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	3,509	3,818	(6,315)	77,347	3,517	435	(8,318)	72,981
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	5,563	726	(825)	24,064	787	209	(1,374)	23,686
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	7,029	(5,233)	(2,962)	154,826	6,520	(14,848)	(27,012)	119,487
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	5,235	956	(2,134)	49,385	4,460	(30)	(1,561)	52,254
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	14,350	(13,896)	(7,113)	108,795	12,744	(8,027)	(25,167)	88,344
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	64,593	2,431	(72,928)	717,202	53,261	3,953	(47,626)	726,789
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	29,707	(1,437)	(15,549)	80,929	11,999	2,744	(6,614)	89,057
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	12,923	(522)	(3,899)	60,862	502	(5,733)	(7,534)	48,097
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	67,185	(744)	(39,306)	878,641	64,828	(3,874)	(30,452)	909,143
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	776	(461)	(13)	14,679	783	168	(292)	15,338
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	14,408	(122)	(1,110)	31,651	372	(3,820)	(16)	28,186
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	61,455	(6,559)	(15,595)	658,034	56,108	4,474	(35,545)	683,071
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	2,242	803	(457)	14,491	3,819	(804)	(2,769)	14,737
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	7,637	–	–	7,700	2,032	(218)	1	9,514
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	3,605	6,722	(756)	34,564	3,815	23,377	(1,778)	59,978
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	104	(1,379)	(11)	567	91	–	(7)	651
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	64	4,238	(249)	7,340	96	436	(807)	7,065
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	38,888	(19,657)	(15,135)	228,449	10,108	(54,307)	(19,944)	164,306

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units outstanding at 01/01/2022	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	14,765	21,273	(60,063)	334,852	9,877	(10,623)	(35,356)	298,750
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	49,818	(17,161)	(52,457)	713,842	34,634	(15,286)	(42,012)	691,177
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	178,263	(110,343)	(196,463)	2,809,377	164,072	(75,092)	(161,922)	2,736,436
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	156,482	(63,570)	(109,255)	2,373,821	129,637	(72,848)	(149,603)	2,281,007
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	104,562	(32,079)	(104,387)	1,430,351	99,218	(26,119)	(101,409)	1,402,041
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	34,076	(24,566)	(68,295)	1,207,284	30,205	(28,462)	(85,024)	1,124,003
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35291	39,771	10,811	(2,205)	83,668	107,986	44,491	(9,300)	226,845
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	77,711	(47,954)	(116,268)	1,601,980	69,382	25,051	(108,155)	1,588,258
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	79,272	55,894	(104,269)	1,851,156	65,842	(76,191)	(122,101)	1,718,706
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	48,916	(4,235)	(60,301)	890,320	47,524	13,209	(80,590)	870,463
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	1,401,809	15,433,154	(2,353,846)	14,690,203	1,721,906	7,860,364	(2,458,037)	21,814,436
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	390	(128)	(599)	3,526	169	120	(445)	3,370
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	7,401	2,737	(6,504)	101,676	5,938	6,058	(10,344)	103,328
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	183,166	11,305	1,673	(11,422)	184,722	10,288	(10,339)	(20,243)	164,429
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	886,508	21,388	(29,965)	(47,834)	830,097	21,690	(6,873)	(59,363)	785,551
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	9,306	1,235	(2,004)	43,494	2,319	3,146	(4,391)	44,568
MFS VIT II INTERNATIONAL GROWTH SC	123,385	8,098	34,608	(10,259)	155,832	10,539	23,094	(18,070)	171,396
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	5,118	1,785	(3,794)	40,645	2,435	(204)	(2,102)	40,774
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	19,948	15,938	(19,712)	353,833	17,295	34,457	(53,225)	352,360
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	36,393	4,758	(4,914)	78,855	34,226	6,927	(7,892)	112,116
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	27,263	1,958	(4,771)	77,594	32,966	5,466	(5,743)	110,284
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	9,556	9,382	(8,642)	68,959	5,629	967	(10,716)	64,839
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	14,744	3,589	(4,887)	95,405	11,984	1,942	(8,752)	100,579
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	74,538	(10,185)	(23,767)	357,442	105,201	24,332	(37,261)	449,714
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	10,266	(546)	(3,046)	71,694	9,657	286	(6,257)	75,381
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	247,531	(18,373,233)	(671,054)	–	–	–	–	–
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	53,000	22,417	(18,324)	287,784	61,671	(3,281)	(23,088)	323,086
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	13,837	5,892	(10,368)	173,229	12,510	(1,848)	(19,266)	164,625
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,292	18,881	5,806	(7,359)	114,619	24,941	1,465	(8,743)	132,282
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	24,912	(10,919)	(31,996)	419,684	27,234	7,597	(37,566)	416,949
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	34,039	101	(19,358)	256,172	38,166	8,016	(25,402)	276,952
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	9,766	2,071	(3,914)	59,204	10,408	600	(6,031)	64,181

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units outstanding at 01/01/2022	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	33,540	(5,375)	(27,137)	225,941	33,196	13,071	(15,083)	257,125
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	506	(138)	(516)	15,179	523	(2,015)	(72)	13,615
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	12,253	(20,406)	(25,077)	217,806	11,140	(4,312)	(16,783)	207,852
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	53,177	5,783	(17,255)	306,365	65,436	10,682	(26,220)	356,263
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	176,736	47,872	(65,425)	1,072,293	181,776	18,505	(102,562)	1,170,012
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	24,120	5,271	(8,002)	143,521	29,362	5,484	(11,696)	166,671
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	32,782	14,548	(11,915)	192,196	48,683	14,179	(15,260)	239,798
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	532,329	186,262	(497,827)	2,343,743	3,206,246	2,080,301	(527,316)	7,102,974
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	227,564	(53,102)	(171,232)	1,841,582	292,280	68,463	(131,719)	2,070,607
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	50,960	15,260	(26,211)	349,061	37,599	(6,334)	(30,230)	350,097
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	8,438	547	(4,703)	59,346	10,165	4,164	(5,204)	68,472
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	30,694	(76)	(19,174)	188,441	49,513	11,523	(18,664)	230,813
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	38,136	7,895	(12,719)	215,427	55,036	20,974	(19,049)	272,388
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	42,574	(10,590)	(20,099)	293,732	11,860	(38,777)	(46,330)	220,485
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	385,018	3,081	(105,654)	1,193,022	215,605	(77,132)	(116,953)	1,214,542
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	233,238	(1,782)	(55,897)	894,698	188,594	(18,301)	(80,491)	984,500
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	323,735	9,742	(48,817)	1,360,673	307,108	(14,717)	(65,584)	1,587,480
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	188,810	(20,884)	(30,610)	690,015	179,389	(4,210)	(46,259)	818,934
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	209,376	24,208	(31,220)	885,181	225,914	(24,708)	(61,312)	1,025,074
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	151,553	1,513	(18,973)	568,886	153,246	(7,315)	(33,465)	681,352
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	38,363	2,717	(2,919)	64,583	40,329	(1,707)	(5,505)	97,700
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	40,470	5,259	(1,486)	77,458	60,892	111	(8,955)	129,506
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	362,934	(77,775)	(74,336)	943,804	143,480	(77,889)	(147,982)	861,413
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	314,699	(25,462)	(124,252)	1,912,181	404,255	23,583	(145,594)	2,194,425
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	33,715	(1,165)	(11,061)	167,137	21,377	3,611	(21,964)	170,160
VANGUARD VIF GLOBAL BOND INDEX	184,020	27,605	11,863	(27,369)	196,119	28,476	13,591	(22,678)	215,507
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	6,554	6,762	(4,995)	50,637	2,330	1,106	(6,965)	47,108
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	20,181	2,031	(5,934)	121,633	6,272	4,945	(17,313)	115,537
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	11,970	577	(5,959)	78,792	3,429	4,612	(4,856)	81,977
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	105,223	52,628	11,330	(15,450)	153,731	72,241	(22,007)	(15,588)	188,377
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	803	1,847	(3,891)	30,102	737	850	(2,327)	29,362
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	56,998	9,366	(19,820)	318,779	20,097	16,964	(70,451)	285,389
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	422,508	(371,270)	(746,138)	12,253,215	353,409	(263,084)	(766,408)	11,577,132

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,916	38.32	226,737	1.25%	-%	21.65%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	618,759	20.46 to 62.24	36,267,878	0.95%to1.65%	-%	18.19% to 19.01%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	315,006	11.91	3,751,340	1.25%	4.43%	1.97%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	211,566	248.77 to 266.76	54,983,074	0.95% to 1.65%	0.18%	35.91% to 36.85%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	168,228	19.24	3,236,457	1.25%	2.99%	14.66%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	589,011	15.99 to 17.31	9,951,222	0.95% to 1.65%	1.79%	8.40% to 9.21%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,011	31.12	871,600	1.25%	1.65%	14.79%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	494,739	32.80 to 35.19	16,954,630	0.95% to 1.65%	1.22%	13.81% to 14.59%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,671	24.54	3,697,371	1.25%	2.13%	16.19%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,081,435	28.06 to 30.07	31,738,833	0.95% to 1.65%	1.66%	15.09% to 15.88%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	201,775	9.03	1,812,081	1.25%	6.47%	11.76%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	203,709	08.46 to 09.08	1,809,527	0.95% to 1.65%	6.27%	10.95% to 11.82%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,242,748	18.58 to 49.89	154,881,096	0.95% to 1.65%	1.02%	13.51% to 14.32%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,383,988	191.78 to 211.83	281,003,501	0.95% to 1.65%	1.21%	14.01% to 14.80%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,593,579	2.99	10,738,356	1.25%	1.70%	15.44%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	72,981	35.09 to 36.12	2,598,952	0.95% to 1.65%	-%	6.63% to 7.40%
DFA VA U.S. TARGETED VALUE PORTFOLIO	23,686	33.66	797,314	1.25%	1.53%	18.56%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	119,487	16.72 to 17.87	2,092,113	0.95% to 1.65%	3.16%	7.94% to 9.56%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	52,254	17.83	931,522	1.25%	3.24%	11.02%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,344	19.15	1,691,496	1.25%	2.91%	12.25%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	726,789	19.22 to 20.45	14,514,341	0.95% to 1.65%	2.61%	11.48% to 12.30%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	89,057	19.82	1,765,433	1.25%	2.62%	13.26%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,097	32.66	1,570,624	1.25%	1.80%	15.41%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	909,143	32.91 to 34.90	30,983,733	0.95% to 1.65%	1.76%	14.63% to 15.45%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	15,338	32.41	497,092	1.25%	1.62%	17.47%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	28,186	32.24	908,853	1.25%	1.62%	17.97%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	683,071	32.76 to 34.77	23,159,332	0.95% to 1.65%	1.29%	16.86% to 18.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,737	29.20	430,334	1.25%	1.52%	17.98%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,514	14.01 to 14.84	136,349	0.95% to 1.65%	1.51%	17.20% to 19.10%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	59,978	13.86 to 14.50	852,942	0.95% to 1.65%	1.47%	16.86% to 18.08%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	651	14.41	9,383	1.25%	1.50%	17.92%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,065	13.81 to 14.53	100,258	0.95% to 1.65%	1.20%	16.82% to 18.03%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	164,306	12.96	2,129,528	1.25%	4.13%	6.58%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,750	12.80 to 13.31	3,912,260	0.95% to 1.65%	3.49%	6.40% to 6.99%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	691,177	16.83 to 17.74	11,962,086	0.95% to 1.65%	2.43%	10.80% to 11.64%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,736,436	16.70 to 17.67	47,182,897	0.95% to 1.65%	2.20%	12.23% to 12.98%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,281,007	19.31 to 20.44	45,523,414	0.95% to 1.65%	1.87%	13.72% to 14.45%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,402,041	20.97 to 22.06	30,174,231	0.95% to 1.65%	1.46%	15.54% to 16.35%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,124,003	455.28 to 604.41	655,077,432	0.95% to 1.65%	1.25%	23.84% to 24.70%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	226,845	12.34	2,799,681	1.25%	3.56%	4.84%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,588,258	10.82 to 23.63	35,219,299	0.95% to 1.65%	2.46%	4.24% to 4.98%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,718,706	25.51 to 43.54	69,906,930	0.95% to 1.65%	0.79%	18.28% to 19.09%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	870,463	22.73 to 24.08	20,477,518	0.95% to 1.65%	2.25%	9.07% to 9.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,814,436	01.02 to 01.05	22,338,299	0.95% to 1.65%	4.52%	3.00% to 4.08%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,370	118.55	399,518	1.25%	0.18%	16.61%
JPMORGAN SMALL CAP VALUE FUND CLASS A	103,328	39.40 to 41.81	4,221,482	0.95% to 1.65%	1.48%	10.95% to 11.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	164,429	41.82 to 45.08	7,192,097	0.95% to 1.65%	-%	6.41% to 7.15%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	785,551	64.93 to 70.00	52,759,975	0.95% to 1.65%	1.57%	25.11% to 25.97%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	44,568	21.69	966,622	1.25%	0.76%	17.50%
MFS VIT II INTERNATIONAL GROWTH SC	171,396	18.23 to 18.82	3,181,223	0.95% to 1.65%	0.94%	12.53% to 13.31%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,774	14.10	574,851	1.25%	1.76%	11.37%
MFS VIT MID CAP VALUE PORTFOLIO SC	352,360	17.17 to 18.36	6,324,039	0.95% to 1.65%	1.50%	10.21% to 11.34%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	112,116	23.14	2,594,578	1.25%	-%	12.99%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	110,284	58.84	6,489,094	1.25%	0.63%	24.87%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	64,839	55.76	3,615,193	1.25%	-%	47.47%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	100,579	36.35	3,656,558	1.25%	1.10%	0.78%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	449,714	52.01	23,388,430	1.25%	2.08%	8.31%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	75,381	22.52	1,697,729	1.25%	2.54%	10.18%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	323,086	121.23	39,167,909	1.25%	-%	43.50%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	164,625	7.73	1,272,720	1.25%	-%	5.75%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	132,282	99.34	13,140,957	1.25%	2.49%	19.86%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,949	9.10	3,793,375	1.25%	-%	3.41%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	276,952	13.35	3,697,228	1.25%	3.88%	14.89%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	64,181	67.69	4,344,664	1.25%	2.42%	10.82%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	257,125	13.75	3,534,489	1.25%	0.66%	6.59%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	13,615	14.75	200,786	1.25%	4.27%	1.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	207,852	17.21 to 18.97	3,806,441	0.95% to 1.65%	-%	1.18% to 1.83%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	356,263	455.28	162,200,658	1.25%	-%	24.69%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,170,012	17.40	20,354,461	1.25%	1.60%	16.23%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	166,671	38.54	6,423,691	1.25%	3.32%	7.83%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	239,798	125.38	30,065,316	1.25%	3.63%	23.84%
VANGUARD FEDERAL MONEY MARKET FUND	7,102,974	1.03	7,327,813	1.25%	1.42%	4.04%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,070,607	7.06	14,609,892	1.25%	3.77%	10.31%
VANGUARD MID-CAP GROWTH INDEX FUND	350,097	40.83	14,295,810	1.25%	5.73%	22.61%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	68,472	150.07	10,275,310	1.25%	0.43%	10.43%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	230,813	51.64	11,919,862	1.25%	4.13%	23.78%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	272,388	103.91	28,303,935	1.25%	1.90%	16.74%
VANGUARD TARGET RETIREMENT 2020 FUND	220,485	39.13	8,628,056	1.25%	1.69%	11.10%
VANGUARD TARGET RETIREMENT 2025 FUND	1,214,542	23.83	28,938,786	1.25%	2.52%	13.15%
VANGUARD TARGET RETIREMENT 2030 FUND	984,500	44.43	43,746,017	1.25%	2.83%	14.54%
VANGUARD TARGET RETIREMENT 2035 FUND	1,587,480	28.19	44,743,271	1.25%	2.82%	15.72%
VANGUARD TARGET RETIREMENT 2040 FUND	818,934	50.09	41,018,018	1.25%	2.78%	16.90%
VANGUARD TARGET RETIREMENT 2045 FUND	1,025,074	32.42	33,229,164	1.25%	2.70%	18.02%
VANGUARD TARGET RETIREMENT 2050 FUND	681,352	52.55	35,803,692	1.25%	2.57%	18.70%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	97,700	55.48	5,420,238	1.25%	2.54%	18.67%
VANGUARD TARGET RETIREMENT 2060 FUND	129,506	49.01	6,346,982	1.25%	2.76%	18.70%
VANGUARD TARGET RETIREMENT INCOME FUND	861,413	15.80	13,614,360	1.25%	2.78%	9.27%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,194,425	10.63	23,325,009	1.25%	3.03%	4.42%
VANGUARD VIF EQUITY INDEX PORTFOLIO	170,160	74.49	12,675,114	1.25%	3.06%	24.57%
VANGUARD VIF GLOBAL BOND INDEX	215,507	18.11 to 19.98	4,218,955	0.95% to 1.55%	1.43%	4.79% to 5.72%
VANGUARD VIF INTERNATIONAL PORTFOLIO	47,108	35.88	1,690,282	1.25%	1.88%	13.22%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,537	35.79	4,135,093	1.25%	1.57%	14.42%
VANGUARD VIF REIT INDEX PORTFOLIO	81,977	16.20	1,327,636	1.25%	1.45%	10.35%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	188,377	10.59	1,994,846	1.25%	2.37%	4.85%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	29,362	33.85	994,022	1.25%	1.75%	18.15%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	285,389	11.48	3,276,317	1.25%	0.40%	4.27%
WILSHIRE VIT GLOBAL ALLOCATION FUND	11,577,132	17.14 to 52.01	448,957,246	0.29% to 1.65%	2.79%	14.53% to 15.34%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	31.50	214,935	1.25%	-%	(36.87)%
ALLSPRING VT DISCOVERY FUND	667,897	17.03 to 52.30	32,983,458	0.95% to1.65%	-%	(38.88)% to (38.44)%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,671	11.68	2,379,610	1.25%	4.23%	(11.92)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	183.04 to 194.93	42,145,738	0.95% to 1.65%	0.10%	(31.27)% to (30.79)%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	16.78	2,041,159	1.25%	3.15%	(16.06)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	14.73 to 15.85	9,268,676	0.95% to 1.65%	2.13%	(15.36)% to (14.78)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	27.11	825,658	1.25%	1.52%	(22.83)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28.82 to 30.71	15,843,827	0.95% to 1.65%	1.03%	(23.55)% to (22.99)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,379	21.12	3,175,568	1.25%	2.14%	(9.40)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,919	24.38 to 25.95	28,750,070	0.95% to 1.65%	1.65%	(10.17)% to (9.55)%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	8.08	1,575,103	1.25%	5.23%	(11.40)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,383	7.62 to 8.12	1,666,833	0.95% to 1.65%	5.19%	(12.21)% to (11.35)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,765	17.26 to 43.64	142,582,580	0.95% to 1.65%	0.88%	(18.01)% to (17.44)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	168.22 to 184.52	257,679,527	0.95% to 1.65%	0.88%	(14.92)% to (14.33)%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	2.59	7,371,171	1.25%	1.24%	(16.45)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	32.88 to 33.63	2,571,460	0.95% to 1.65%	-%	(30.02)% to (29.53)%
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	28.39	683,247	1.25%	1.39%	(5.40)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,827	15.49 to 16.31	2,480,488	0.95% to 1.65%	1.85%	(16.69)% to (15.58)%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,384	16.06	793,040	1.25%	2.05%	(16.74)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	17.06	1,856,316	1.25%	1.94%	(17.46)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,203	17.24 to 18.21	12,791,540	0.95% to 1.65%	1.73%	(18.02)% to (17.45)%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	17.5	1,416,180	1.25%	2.03%	(17.92)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	28.3	1,722,119	1.25%	1.76%	(18.70)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,642	28.71 to 30.23	26,018,920	0.95% to 1.65%	1.42%	(19.24)% to (18.67)%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	27.59	405,004	1.25%	1.54%	(19.28)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,652	27.33	864,970	1.25%	1.85%	(19.26)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	27.94 to 29.45	18,956,773	0.95% to 1.65%	1.34%	(20.09)% to (19.25)%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,490	24.75	358,657	1.25%	1.62%	(19.25)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,701	11.95 to 12.46	93,526	0.95% to 1.65%	2.78%	(19.85)% to (18.56)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,563	11.86 to 12.28	417,177	0.95% to 1.65%	1.28%	(20.08)% to (19.21)%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	568	12.22	6,938	1.25%	0.57%	(19.23)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	11.82 to 12.31	88,508	0.95% to 1.65%	1.53%	(20.08)% to (18.85)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	12.16	2,778,132	1.25%	2.26%	(13.14)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	12.02 to 12.44	4,109,521	0.95% to 1.65%	2.07%	(11.03)% to (10.63)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,843	15.17 to 15.89	11,102,199	0.95% to 1.65%	1.79%	(15.42)% to (14.89)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,378	14.88 to 15.64	42,990,779	0.95% to 1.65%	1.58%	(16.64)% to (16.05)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	16.98 to 17.86	41,505,152	0.95% to 1.65%	1.40%	(17.17)% to (16.58)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	18.15 to 18.96	26,540,530	0.95% to 1.65%	0.91%	(18.54)% to (17.96)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	369.70 to 484.69	565,953,341	0.95% to 1.65%	1.14%	(19.76)% to (19.19)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,667	11.77	984,489	1.25%	3.13%	(14.02)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	10.47 to 22.51	33,894,200	0.95% to 1.65%	2.02%	(14.60)% to (14.02)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	21.44 to 36.56	63,431,859	0.95% to 1.65%	0.77%	(25.92)% to (25.40)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,319	20.84 to 21.93	19,123,052	0.95% to 1.65%	1.06%	(28.87)% to (28.36)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	0.98 to 01.01	14,484,626	0.95% to 1.65%	3.18%	0.00%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	101.66	358,453	1.25%	0.19%	(16.99)%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	830,098	51.90 to 55.57	44,401,509	0.95% to 1.65%	0.49%	(20.03)% to (19.46)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,675	35.51 to 37.43	3,727,894	0.95% to 1.65%	0.88%	(15.09)% to (14.47)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	39.30 to 42.07	7,571,009	0.95% to 1.65%	-%	(37.05)% to (36.59)%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	18.46	802,894	1.25%	0.77%	(19.39)%
MFS VIT II INTERNATIONAL GROWTH SC	155,832	16.20 to 16.61	2,558,606	0.95% to 1.65%	0.38%	(16.58)% to (15.98)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	12.66	514,695	1.25%	0.98%	(9.96)%
MFS VIT MID CAP VALUE PORTFOLIO SC	353,832	15.58 to 16.49	5,720,351	0.95% to 1.65%	0.78%	(10.77)% to (9.84)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	20.48	1,614,889	1.25%	-%	(30.62)%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	47.12	3,656,509	1.25%	0.68%	(23.69)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	37.81	2,607,296	1.25%	-%	(39.27)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	36.07	3,441,008	1.25%	0.44%	(24.32)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	48.02	17,165,975	1.25%	2.01%	(4.49)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	20.44	1,465,446	1.25%	1.63%	(27.21)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[1]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	84.48	24,312,344	1.25%	-%	(40.90)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,230	7.31	1,266,222	1.25%	1.68%	(21.31)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,620	82.88	9,500,117	1.25%	-%	(37.80)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	8.80	3,691,982	1.25%	2.22%	(15.38)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	11.62	2,976,974	1.25%	2.12%	(16.46)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	61.08	3,616,118	1.25%	0.35%	(19.56)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	12.90	2,914,630	1.25%	3.29%	(11.70)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	14.47	219,645	1.25%	-%	(6.04)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,805	17.01 to 18.63	3,925,091	0.95% to 1.65%	-%	(6.69)% to (6.00)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	365.14	111,865,639	1.25%	1.53%	(19.17)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,292	14.97	16,050,528	1.25%	2.68%	(16.37)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,520	35.74	5,129,885	1.25%	3.71%	(18.83)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,195	101.24	19,458,301	1.25%	1.03%	(27.39)%
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	0.99	2,329,626	1.25%	1.51%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,581	6.40	11,774,494	1.25%	4.96%	(9.99)%
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	33.30	11,624,461	1.25%	0.23%	(31.00)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	135.90	8,065,233	1.25%	3.25%	(27.12)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,440	41.72	7,861,163	1.25%	1.53%	(8.59)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	89.01	19,175,270	1.25%	1.42%	(18.64)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	293,732	35.22	10,343,960	1.25%	2.31%	(15.21)%
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,023	21.06	25,126,088	1.25%	2.24%	(16.59)%
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	38.79	34,701,921	1.25%	2.03%	(17.31)%
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,674	24.36	33,147,851	1.25%	2.06%	(17.67)%
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	42.85	29,570,156	1.25%	2.07%	(18.02)%
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	27.47	24,314,596	1.25%	2.13%	(18.39)%
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	44.27	25,187,358	1.25%	2.14%	(18.50)%
VANGUARD TARGET RETIREMENT 2055 FUND	64,584	46.75	3,019,043	1.25%	2.73%	(18.48)%
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	41.29	3,198,082	1.25%	2.67%	(18.48)%
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	14.46	13,649,066	1.25%	2.76%	(13.83)%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,180	10.18	19,469,654	1.25%	2.37%	(14.24)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	59.80	9,994,755	1.25%	1.29%	(19.24)%
VANGUARD VIF GLOBAL BOND INDEX	196,120	17.13 to 19.03	3,650,804	0.95% to 1.65%	2.65%	(14.20)% to (13.57)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	31.69	1,604,529	1.25%	1.19%	(30.99)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	31.28	3,805,258	1.25%	1.09%	(19.84)%
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	14.68	1,156,764	1.25%	1.90%	(27.22)%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	10.10	1,552,735	1.25%	1.52%	(6.91)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	28.65	862,362	1.25%	0.25%	(26.27)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	11.01	3,509,796	1.25%	2.11%	(14.32)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,216	15.49 to 44.67	413,210,447	0.00% to 1.65%	3.31%	(19.18)% to (17.83)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
T. Rowe Price Government Money's shares were terminated on April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)[1]
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28%[1]
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA- RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91%[1]
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34%[1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53%[1]
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.00% to 1.65%	1.43%	16.01% to 17.95%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71%[1]
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85%[1]
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82%[1]
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57%[1]
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.00% to 1.65%	1.75%	10.08% to 11.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	29.82	360,234	1.25%	-%	28.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	74,195	17.11	1,269,498	1.25%	2.57%	20.15%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,178,397	20.28 to 21.14	24,588,938	0.95% to 1.65%	1.97%	19.01% to 19.91%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	149.07 to 155.46	34,151,067	0.95% to 1.65%	0.59%	28.33% to 29.22%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	560,268	15.06 to 15.91	8,802,229	0.95% to 1.65%	2.31%	16.06% to 16.81%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	27.65	413,100	1.25%	1.46%	27.89%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	30.20 to 31.51	15,828,446	0.95% to 1.65%	0.79%	26.73% to 27.62%
BLACKROCK HIGH YIELD VI FUND CLASS I	127,776	8.28	1,053,005	1.25%	5.40%	13.89%
BLACKROCK HIGH YIELD VI FUND CLASS III	129,742	8.02 to 8.29	1,063,894	0.95% to 1.65%	5.95%	12.32% to 13.87%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,015,903	19.06 to 38.61	150,285,521	0.95% to 1.65%	0.89%	20.24% to 21.07%
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	7,764	19.11	148,358	1.25%	-%	4.99%[1]
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	145.53 to 156.31	261,616,942	0.95% to 1.65%	1.20%	23.53% to 24.39%
CALVERT VP SRI BALANCED I	270,883	2.40	648,917	1.25%	1.96%	9.39%[1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	14,283	30.04 to 30.17	429,267	0.95% to 1.65%	-%	5.45% to 5.90%[1]
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	21.19	259,497	1.25%	1.65%	21.02%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	15.78 to 16.38	1,952,675	0.95% to 1.65%	2.29%	16.03% to 17.25%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	15.70	559,303	1.25%	2.17%	18.58%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	16.49	1,462,006	1.25%	2.40%	20.36%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	17.00 to 17.58	11,530,280	0.95% to 1.65%	1.87%	19.55% to 20.41%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	16.64	381,000	1.25%	2.26%	22.90%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	26.14	1,011,636	1.25%	2.11%	25.92%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	27.04 to 27.89	19,875,279	0.95% to 1.65%	1.69%	25.07% to 25.97%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	24.93	233,969	1.25%	2.73%	26.93%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	24.70	265,833	1.25%	1.81%	26.99%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	25.75 to 26.58	13,777,335	0.95% to 1.65%	1.67%	25.47% to 27.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	22.36	305,327	1.25%	2.27%	26.90%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	21,700	12.57	272,797	1.25%	3.87%	10.55%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	12.43 to 12.68	5,181,337	0.95% to 1.65%	1.75%	8.43% to 9.12%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	14.73 to 15.20	12,025,294	0.95% to 1.65%	1.57%	15.85% to 16.65%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	14.31 to 14.72	45,193,514	0.95% to 1.65%	1.39%	18.26% to 19.09%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	15.97 to 16.44	39,551,412	0.95% to 1.65%	1.24%	20.53% to 21.33%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	16.69 to 17.07	23,891,048	0.95% to 1.65%	1.09%	24.09% to 24.96%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	316.37 to 404.10	566,564,377	0.95% to 1.65%	1.79%	28.90% to 29.79%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	12.83 to 24.66	38,708,061	0.95% to 1.65%	2.58%	7.60% to 8.35%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	22.90 to 36.27	69,603,439	0.95% to 1.65%	1.56%	25.44% to 26.29%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	23.37 to 24.14	21,477,480	0.95% to 1.65%	1.60%	21.01% to 21.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	1.00	76,808	1.25%	2.32%	1.01%
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	938	89.95	84,363	1.25%	0.18%	10.24%[1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	41.40 to 43.40	40,927,238	0.95% to 1.65%	0.87%	29.62% to 30.53%
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	30.88 to 31.87	2,876,427	0.95% to 1.65%	1.10%	16.88% to 17.73%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	38.43 to 40.28	8,614,674	0.95% to 1.65%	-%	29.66% to 30.52%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	21,289	17.72	377,191	1.25%	0.80%	25.23%
MFS VIT INTERNATIONAL GROWTH INITIAL	30,555	15.95 to 16.02	487,374	0.95% to 1.65%	2.43%	8.62% to 9.10%[1]
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	10.59	168,187	1.25%	1.47%	29.46%
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	13.35 to 13.77	4,859,435	0.95% to 1.65%	1.02%	28.65% to 29.54%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
PUTNAM VT SUSTAINABLE LEADERS IA	8,736	39.60	345,988	1.25%	-%	10.25%[1]
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	40.42	1,553,481	1.25%	-%	28.32%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	54,362	46.41	2,522,951	1.25%	1.50%	24.93%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	163,971	40.49	6,638,411	1.25%	2.55%	25.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	43,459	23.27	1,011,216	1.25%	2.53%	21.77%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	00.93 to 01.02	17,186,054	0.95% to 1.65%	1.66%	0.99% to 1.03%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	137,294	89.16	12,241,190	1.25%	0.25%	29.22%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	146,385	9.20	1,346,883	1.25%	2.08%	5.38%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	63,575	78.93	5,018,053	1.25%	-%	36.02%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	285,383	10.14	2,894,086	1.25%	2.78%	7.87%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	176,927	11.64	2,058,974	1.25%	2.57%	21.38%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	29,071	55.13	1,602,653	1.25%	0.76%	24.31%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	125,263	13.77	1,724,420	1.25%	3.45%	10.16%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	17.44	273,922	1.25%	8.22%	0.98%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	20.96 to 22.47	5,502,638	0.95% to 1.65%	7.05%	0.19% to 0.85%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	304.10	49,256,307	1.25%	2.13%	29.85%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	14.94	9,369,074	1.25%	3.40%	20.58%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	38.84	2,937,988	1.25%	3.62%	18.81%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	96.15	9,739,191	1.25%	1.54%	26.46%
VANGUARD FEDERAL MONEY MARKET FUND	709,129	1.01	717,233	1.25%	1.59%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	6.67	7,843,332	1.25%	5.49%	14.41%
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	33.79	6,421,727	1.25%	0.31%	30.46%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	142.83	5,424,965	1.25%	3.86%	27.36%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	34.61	3,954,235	1.25%	1.97%	27.95%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	79.99	8,630,948	1.25%	1.64%	25.81%
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	35.14	6,678,005	1.25%	2.85%	16.17%
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	20.81	10,441,114	1.25%	3.24%	18.17%
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	37.84	11,809,704	1.25%	3.23%	19.60%
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	23.39	12,609,087	1.25%	3.04%	20.94%
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	40.51	8,679,782	1.25%	3.26%	22.35%
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	25.54	8,571,409	1.25%	3.13%	23.38%
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	41.1	7,269,361	1.25%	3.17%	23.46%
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	14.86	4,319,974	1.25%	2.70%	11.73%
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	11.49	9,591,411	1.25%	2.73%	7.38%
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	49.97	3,999,250	1.25%	1.60%	29.69%
VANGUARD VIF GLOBAL BOND INDEX	29,858	21.24 to 21.33	634,224	0.95% to 1.65%	-%	4.36% to 4.81%[1]
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	30.35	1,152,967	1.25%	1.45%	29.59%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	27.25	1,753,495	1.25%	1.33%	29.27%
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	15.50	856,258	1.25%	2.27%	27.15%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	28.32	777,830	1.25%	0.38%	26.54%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	12.46	1,806,659	1.25%	3.21%	7.32%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	761,733	32.85 to 56.06	40,914,448	0.95% to 1.65%	-%	36.78% to 37.74%
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	20.51 to 36.25	501,294,259	0.29% to 1.65%	1.66%	16.53% to 17.31%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2023 and December 31, 2022
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019.